As filed with the Securities and Exchange Commission on December 21, 2009

1933 Act Registration File No. 033-68666

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

ASTON FUNDS

formerly known as ABN AMRO Funds

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 268-1400

(Name and Address of Agent for Service) Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

[ASTON FUNDS LOGO]	, 2010

ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

Aston Balanced Fund	Aston/New Century Absolute Return ETF Fund
Aston/Barings International Fund	Aston/Optimum Large Cap Opportunity Fund
Aston/Cardinal Mid Cap Value Fund	Aston/Optimum Mid Cap Fund
Aston Dynamic Allocation Fund	Aston/River Road Dividend All Cap Value Fund
Aston/Fasciano Small Cap Fund	Aston/River Road Small-Mid Cap Fund
Aston/Fortis Real Estate Fund	Aston/River Road Small Cap Value Fund
Aston Growth Fund	Aston/TAMRO Diversified Equity Fund
Aston/Lake Partners LASSO Alternatives Fund	Aston/TAMRO Small Cap Fund
Aston/M.D. Sass Enhanced Equity Fund	Aston/TCH Fixed Income Fund
Aston/Montag & Caldwell Balanced Fund	Aston Value Fund
Aston/Montag & Caldwell Growth Fund	Aston/Veredus Aggressive Growth Fund
Aston/Montag & Caldwell Mid Cap Growth Fund	Aston/Veredus Select Growth Fund
Aston/Neptune International Fund

(each a “Fund” and collectively, the “Funds”)

Dear Fellow Shareholder:

The Funds listed above will jointly hold a Special Meeting of Shareholders (the “Special Meeting”) on February     , 2010, at     :00 a.m. Eastern time, at the offices of                     ,                     ,                                         . The investment adviser to the Funds is Aston Asset Management LLC (“Aston”), a wholly-owned subsidiary of Highbury Financial Inc. (“Highbury”). Affiliated Managers Group, Inc. (“AMG”), a diversified asset management company, has entered into a definitive agreement to acquire a majority equity interest in Aston, through the acquisition of Highbury, Aston’s parent company. The proposed transaction, which is described in detail in the enclosed materials, will not result in any material changes to Aston’s management, personnel, processes, the way in which it manages your Fund, or the fees and expenses of your Fund, or in your Fund’s subadviser.

Under applicable law, the investment advisory agreement between Aston Funds (the “Trust”), on behalf of each Fund, and Aston, will automatically terminate upon the completion of the transaction. In order for Aston to continue to serve as investment adviser to your Fund, shareholders must approve a new investment advisory agreement. If you are a shareholder of record as of the close of business on                      , 2010, you are entitled to vote on a proposal to approve a new investment advisory agreement with Aston, which will have the effect of re-appointing Aston as the investment adviser to your Fund.

While we encourage you to read the Questions and Answers section and the full text of the enclosed proxy statement/prospectus, the following is a summary of the proposals we are asking you to consider:

•	To approve a new investment advisory agreement with Aston;

•	To approve an amendment to the By-Laws of the Trust relating to the retirement age of trustees;

•	To elect ten trustees to the Board of Trustees of the Trust;

•	For Aston Balanced Fund, to approve the reorganization of your Fund into Aston/Montag & Caldwell Balanced Fund; and

•	For Aston Growth Fund, to approve the reorganization of your Fund into Aston/Montag & Caldwell Growth Fund.

Your Fund’s Board of Trustees has approved these proposals in connection with the sale of Highbury and the mergers of two of the Funds and urges you to vote “FOR” each proposal.

YOUR VOTE IS IMPORTANT! Please review the attached proxy statement/prospectus carefully. Enclosed is a proxy card that we ask you to complete, sign, date and return as soon as possible in the postage-paid envelope. You may also vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card.

Thank you for your attention and your vote with regard to this important proposal. Please call proxy services at         -        -        if you need more information. Thank you for your response, and we look forward to serving your future investment needs.

Sincerely,

Kenneth C. Anderson

President

                     , 2010

IMPORTANT NOTICE TO FUND SHAREHOLDERS

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposals that are being presented to shareholders for a vote.

QUESTIONS AND ANSWERS

Q.	Why am I receiving this Proxy Statement/Prospectus?

A.	The adviser of your Fund is Aston Asset Management LLC (“Aston”), a wholly-owned subsidiary of Highbury Financial Inc. (“Highbury”). You are being asked to consider a number of proposals in connection with the proposed sale of Highbury to Affiliated Managers Group, Inc. (“AMG”), whereby AMG will acquire a majority interest in Aston (the “Transaction”).

HIGHBURY TRANSACTION

Q.	Why is a vote on the proposed new investment advisory agreement required?

A.	Your Fund is managed by Aston pursuant to an investment advisory agreement (the “Current Advisory Agreement”). Due to the requirements of certain federal securities laws, your Fund’s Current Advisory Agreement will automatically terminate at the closing of the Transaction. As a result, Fund shareholders are being asked to approve a new Investment Advisory Agreement between Aston and Aston Funds (the “Trust”), on behalf of each Fund (each a “New Advisory Agreement”), so that Aston may continue to serve as the investment adviser for your Fund.

Q.	When would the New Advisory Agreement with Aston take effect?

A.	If approved by Fund shareholders, the New Advisory Agreement would take effect if and when the sale of Highbury is completed. If the sale of Highbury is not completed, your Current Advisory Agreement will remain in effect.

Q.	Who is acquiring Highbury?

A.	Affiliated Managers Group, Inc. (or a subsidiary thereof) is acquiring Highbury. AMG is an asset management company with interests in asset management firms, in a structure that retains the autonomy of each of the firms in which it has invested. As of September 30, 2009, AMG’s affiliated managers had approximately $205 billion in assets under management.

Q.	Will the investment advisory fees or other fees change under the New Advisory Agreement?

A.	No. There will be no change to the contractual fee rate applicable to your Fund under the New Advisory Agreement. In addition, Aston has no present intention to reduce or eliminate any contractual expense limitations or reimbursements currently in effect for the Funds.

Q.	Will the New Advisory Agreement be to the same as the Current Advisory Agreement?

A.	Yes. The New Advisory Agreement for each Fund will be substantially the same as the Current Advisory Agreement. The New Advisory Agreement requires Aston to provide the same services to your Fund as it does under the Current Advisory Agreement.

Q.	Will I need to approve new subadvisory agreements?

A.	No. Aston operates as a “manager of managers” of the Trust pursuant to an exemptive order (the “Manager–of–Managers Order”) issued by the Securities and Exchange Commission. The Manager–of–Managers Order enables Aston, subject to the approval of the Board of Trustees of the Trust (the “Board”), but without the need for shareholder approval, to enter into subadvisory agreements with respect to the Funds. Each current sub-investment advisory agreement will automatically terminate along with the Current Advisory Agreement upon the closing of the Transaction. Aston has recommended and the Board has approved new sub-investment advisory agreements with each Fund’s subadviser(s). If the New Advisory Agreement is approved by the shareholders of your Fund, a new sub-investment advisory agreement relating to your Fund will take effect upon the closing of the Transaction. Under the Manager-of-Managers Order, shareholders will be notified of any future changes to the Funds’ subadvisers.

Q.	How will the sale of Highbury affect Fund shareholders?

A.	Aston and AMG believe that AMG’s platform will offer additional resources to Aston that may benefit the Funds such as a broader distribution network, access to legal and compliance services and potential economies of scale in purchasing services from service providers. AMG has no present intention to cause Aston to make any material changes in the operations of the Funds, other than for the board-related proposals described in this proxy statement/prospectus. Your subadviser will remain the same.

Q.	Who are being nominated to serve as trustees?

A.	The Board has proposed ten nominees, three of whom currently serve as trustees of the Trust and seven of whom were recommended to the Board to serve if the Transaction is consummated. The seven nominees who are not current trustees are Messrs. Jeffrey S. Murphy, Jack W. Aber, William E. Chapman II, Edward J. Kaier, Steven J. Paggioli, Eric Rakowski and Thomas R. Schneeweis. Messrs. Aber, Chapman, Kaier, Paggioli, Rakowski and Schneeweis are being nominated to serve as independent trustees; Mr. Murphy is being nominated to serve as an interested trustee. To allow each nominee to stand for election, you are being asked to consider an amendment to the By-Laws changing the retirement age of trustees of the Trust from 72 to 75.

REORGANIZATIONS

Q.	I am a shareholder of the Aston Balanced Fund or the Aston Growth Fund. Why has the reorganization proposal been made for my Fund?

A.	The proposed reorganizations are intended to consolidate funds that have substantially similar investment objectives and investment policies and similar portfolios. The Board believes that the Fund into which your Fund is being reorganized should provide substantially the same investment opportunity as your current Fund, and that the reorganization may result in economies of scale. Shareholders of the Funds that are proposed to be reorganized are not expected to recognize any gain or loss for federal income tax purposes as a result of the reorganizations.

Q.	When would the reorganizations take place?

A.	If approved, each reorganization would occur on or about , 2010, or as soon as reasonably practicable after shareholder approval is obtained. Each reorganization is not contingent on any of the other proposals in the Proxy Statement/Prospectus.

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GENERAL

Q.	How do the trustees suggest that I vote in connection with the proposals?

A.	After careful consideration of the proposals, your Board, including all of the independent trustees, approved the proposals related to the Transaction and the reorganizations. The reasons for the Board’s recommendations are discussed in more detail in the enclosed Proxy Statement/Prospectus.

Q.	What happens if the proposals are not approved?

A.	The closing of the Transaction is contingent upon a number of customary conditions including approval by shareholders of the Funds of New Advisory Agreements for each Fund and the election of the proposed nominees to the Board. If the closing conditions are not satisfied or waived, the Transaction will not close. If the Transaction does not close, Proposals 1, 2 and 3 will not take effect.

The reorganizations are not related to the Transaction. If the reorganization for a Fund is not approved, the Board will take such action as it deems to be in the best interest of that Fund.

Q.	Who will pay for the proxy solicitation and legal costs associated with this solicitation?

A.	Highbury will pay for the proxy solicitation, legal and other costs associated with the solicitation of the proposals. The Funds will not bear any of these costs.

Q.	Whom do I call for more information?

A.	Please call ’s Shareholder Services toll free at ( ) .

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ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

Aston Balanced Fund	Aston/New Century Absolute Return ETF Fund
Aston/Barings International Fund	Aston/Optimum Large Cap Opportunity Fund
Aston/Cardinal Mid Cap Value Fund	Aston/Optimum Mid Cap Fund
Aston Dynamic Allocation Fund	Aston/River Road Dividend All Cap Value Fund
Aston/Fasciano Small Cap Fund	Aston/River Road Small-Mid Cap Fund
Aston/Fortis Real Estate Fund	Aston/River Road Small Cap Value Fund
Aston Growth Fund	Aston/TAMRO Diversified Equity Fund
Aston/Lake Partners LASSO Alternatives Fund	Aston/TAMRO Small Cap Fund
Aston/M.D. Sass Enhanced Equity Fund	Aston/TCH Fixed Income Fund
Aston/Montag & Caldwell Balanced Fund	Aston Value Fund
Aston/Montag & Caldwell Growth Fund	Aston/Veredus Aggressive Growth Fund
Aston/Montag & Caldwell Mid Cap Growth Fund	Aston/Veredus Select Growth Fund
Aston/Neptune International Fund

(each a “Fund” and collectively, the “Funds”)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON                      , 2010

To the Shareholders of the Above Funds:

A Special Meeting of the Shareholders of the Funds will be held at the offices of the subadministrator of Aston Funds (the “Trust”),                     ,                     ,                     , on                     , 2010 at     :00 a.m. Eastern time (the “Special Meeting”), for the purposes of considering and voting upon the following matters:

1.	To approve a new investment advisory agreement with Aston Asset Management, LP;

2.	To approve an amendment to the By-Laws of the Trust to increase the mandatory retirement age of trustees;

3.	To elect ten trustees to the Board of Trustees of the Trust;

4.	For Aston Balanced Fund and Aston Growth Fund, to approve (a) a proposed reorganization of Aston Balanced Fund into Aston/Montag & Caldwell Balanced Fund, and (b) a proposed reorganization of Aston Growth Fund into Aston/Montag & Caldwell Growth Fund, respectively; and

5.	To transact such other business as may properly come before the Special Meeting including whether or not to adjourn the Special Meeting, and any adjournment or postponement of the Special Meeting.

The Board of Trustees has fixed the close of business on                     ,     , 2010 as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting or any adjournment thereof. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

By Order of the Board of Trustees, Gerald F. Dillenburg Senior Vice President, Secretary and Treasurer

                            , 2010

Shareholders are requested to execute and return promptly the accompanying proxy card, which is being solicited by the Board of Trustees of the Trust. You may execute the proxy card using the methods described in the proxy card. Executing the proxy card is important to ensure a quorum at the special meeting. Shareholders also have the option to provide their vote by telephone or over the internet by following the instructions accompanying the proxy card. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the special meeting and voting in person.

INSTRUCTIONS FOR VOTING

The following general rules apply to voting by mail and will help you to properly sign your proxy card. Please read carefully, because if you do not sign your proxy card properly your vote will be invalidated.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Both parties must sign, and the name of each party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp. by John Doe, Treasurer

(2)	ABC Corp.

	John Doe, Treasurer	John Doe

(3)	ABC Corp. Profit Sharing Plan	John Doe

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee

	u/t/d/ 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.

	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

Rather than mailing in your proxy, you may vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card. These options require you to input the control number located on your proxy card. After inputting the control number, you may enter your vote on the proposal. You will have an opportunity to review your vote and make any necessary changes before submitting your vote and terminating the telephone call or Internet link.

                 , 2010

ASTON FUNDS

120 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60602

(312) 268-1400

Aston Balanced Fund	Aston/New Century Absolute Return ETF Fund
Aston/Barings International Fund	Aston/Optimum Large Cap Opportunity Fund
Aston/Cardinal Mid Cap Value Fund	Aston/Optimum Mid Cap Fund
Aston Dynamic Allocation Fund	Aston/River Road Dividend All Cap Value Fund
Aston/Fasciano Small Cap Fund	Aston/River Road Small-Mid Cap Fund
Aston/Fortis Real Estate Fund	Aston/River Road Small Cap Value Fund
Aston Growth Fund	Aston/TAMRO Diversified Equity Fund
Aston/Lake Partners LASSO Alternatives Fund	Aston/TAMRO Small Cap Fund
Aston/M.D. Sass Enhanced Equity Fund	Aston/TCH Fixed Income Fund
Aston/Montag & Caldwell Balanced Fund	Aston Value Fund
Aston/Montag & Caldwell Growth Fund	Aston/Veredus Aggressive Growth Fund
Aston/Montag & Caldwell Mid Cap Growth Fund	Aston/Veredus Select Growth Fund
Aston/Neptune International Fund

(each a “Fund” and collectively, the “Funds”)

SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON                  , 2010

PROXY STATEMENT/PROSPECTUS

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Aston Funds, a Delaware statutory trust (the “Trust”), on behalf of each of the Funds, for use at a Special Meeting of Shareholders of the Funds to be held at     :00 a.m. Eastern time on                     , 2010, at the offices of the Trust’s subadministrator,                     ,                     ,                     ,                     ,                     , and any adjournments or postponements thereof (the “Special Meeting”).

This Proxy Statement/Prospectus and the accompanying Notice of Special Meeting and proxy card are expected to be sent to shareholders on or about                     , 2010 or as soon as practicable thereafter.

This Proxy Statement/Prospectus explains concisely what you should know before voting on the proposals described in this Proxy Statement/Prospectus or investing in the Aston/Montag & Caldwell Growth Fund or the Aston/Montag & Caldwell Balanced Fund (the “Acquiring Funds”), each of which is a series of the Trust, an open-end, registered management investment company. Please read it carefully and keep it for future reference.

The securities offered by this Proxy Statement/Prospectus have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

If the enclosed proxy card is properly executed and returned in time to be voted at the Special Meeting, the shares of beneficial interest represented by the proxy will be voted in accordance with the instructions marked thereon. If no specification is made, the shares will be voted FOR the proposals. Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise by attending the Special Meeting and voting his or her shares in person, by submitting a letter of revocation or by submitting a later-dated proxy to the Trust at the above address prior to the date of the Special Meeting.

Shareholders of the Funds are entitled to one vote for each full share held and fractional votes for fractional shares. One-third of the aggregate number of shares entitled to vote, present in person or by proxy, constitutes a quorum for the transaction of business, except that where any provision of law or the governing documents of the Trust permits or requires that holders shall vote as a series, then one-third of the aggregate number of shares of that series entitled to vote shall constitute a quorum. Any lesser number is sufficient for adjournment. Abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary voting power) will be treated as shares that are present for purposes of determining the presence of a quorum for transacting business at the Special Meeting, but will not be deemed shares voted for purposes of determining the approval of any matter submitted to shareholders for a vote. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. If a quorum is present, any adjournment will require the affirmative vote of a majority of the shares voted at the Special Meeting in person or by proxy.

The following table indicates whether or not shareholders of each Fund vote separately or together with shareholders of all the Funds with respect to each proposal. The following table also indicates the shareholder vote required for approval with respect to each proposal.

Proposal	How Votes are Aggregated	Vote Required for Approval

Proposal 1(1)	Shareholders of Each Fund Vote Separately	“Majority of the Outstanding Voting Securities”(2)

Proposal 2(1)	Shareholders of All Funds Vote Together	Affirmative Vote of A Majority of the Shares Voted in Person or By Proxy(3)

Proposal 3(1)	Shareholders of All Funds Vote Together	Affirmative Vote of A Plurality of the Shares Voted in Person or By Proxy(3)

Proposal 4	Shareholders of Each Applicable Fund Vote Separately	Affirmative Vote of A Majority of the Shares Voted in Person or By Proxy(3)

(1)	Proposals 1, 2 and 3 will not take effect if the Transaction (as defined below) does not close.
(2)	The term “majority of the outstanding voting securities,” under the Investment Company Act of 1940, as amended (the “1940 Act”), means the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund. Abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

(3)	Abstentions and broker non-votes will not have any effect on the vote for purposes of obtaining the requisite approval of the proposal.

The following table indicates which shareholders are solicited with respect to each proposal:

Proposal	Funds Affected

To approve a new Investment Advisory Agreement between the Trust, on behalf of each Fund, and Aston Asset Management, LP (Proposal 1).	All Funds

To approve an amendment to the By-Laws of the Trust (Proposal 2).	All Funds

To elect ten trustees to the Board of Trustees of the Trust (Proposal 3).	All Funds

To approve a proposed merger of the Fund into an existing Fund of the Trust (Proposal 4).	Aston Growth Fund Aston Balanced Fund

The Board has fixed the close of business on                     , 2010 as the record date (the “Record Date”) for the determination of shareholders of each Fund entitled to notice of, and to vote at, the Special Meeting and all adjournments thereof. As of the Record Date, the Funds have issued and outstanding shares as follows:

Class of Shares
Fund	Class I	Class N	Class R
Aston Balanced Fund			—
Aston/Barings International Fund			—
Aston/Cardinal Mid Cap Value Fund			—
Aston Dynamic Allocation Fund			—
Aston/Fasciano Small Cap Fund			—
Aston/Fortis Real Estate Fund			—
Aston Growth Fund
Aston/Lake Partners LASSO Alternatives Fund			—
Aston/M.D. Sass Enhanced Equity Fund			—
Aston/Montag & Caldwell Balanced Fund			—
Aston/Montag & Caldwell Growth Fund
Aston/Montag & Caldwell Mid Cap Growth Fund			—
Aston/Neptune International Fund			—
Aston/New Century Absolute Return ETF Fund			—
Aston/Optimum Large Cap Opportunity Fund			—
Aston/Optimum Mid Cap Fund			—
Aston/River Road Dividend All Cap Value Fund			—
Aston/River Road Small-Mid Cap Fund			—
Aston/River Road Small Cap Value Fund			—
Aston/TAMRO Diversified Equity Fund			—
Aston/TAMRO Small Cap Fund			—
Aston/TCH Fixed Income Fund			—
Aston Value Fund			—
Aston/Veredus Aggressive Growth Fund			—
Aston/Veredus Select Growth Fund			—

As of the Record Date, no shareholder beneficially owned more than 5% of any class of shares of any Fund, except as shown in Appendix A. As of the Record Date, the officers and trustees of the Trust as a group beneficially owned less than 1% of each class of shares of each Fund, except for the Class              shares of the                     Fund. As of the Record Date, no trustee, nominee (as discussed below) or officer beneficially owned more than 1% of any class of shares of any Fund, except as shown in Appendix B.

For your convenience, you may submit your vote by mail. If you are mailing your proxy card, you are requested to:

•	indicate your instructions on the enclosed proxy card;

•	date and sign the proxy card;

•	mail the proxy card promptly in the enclosed envelope, which requires no postage if mailed in the United States; and

•	allow sufficient time for the proxy card to be received on or before :00 a.m. Eastern time , 2010.

Instead of mailing your proxy, you may vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card. These options require you to input the control number located on your proxy card. After inputting the control number, you may enter your vote on the proposal. You will have an opportunity to review your vote and make any necessary changes before submitting your vote and terminating the telephone call or Internet link.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement/Prospectus by reference: (i) the prospectuses of the Trust, dated March 1, 2009, as supplemented from time to time, for Class N shares, Class I shares and Class R shares relating to Aston/Montag & Caldwell Growth Fund, Aston/Montage & Caldwell Balanced Fund, Aston Growth Fund and Aston Balanced Fund (the “Reorganization Funds”), as applicable (File No. 033-68666), copies of which, if applicable, are included with this Proxy Statement/Prospectus; (ii) the statement of additional information of the Trust, dated March 1, 2009, as supplemented from time to time, for Class N shares, Class I shares and Class R shares relating to the Reorganization Funds, as applicable (File No. 033-68666); (iii) the statement of additional information relating to the proposed reorganization, dated December     , 2009 (the “Reorganization SAI”) (File No.     -            ); and (iv) the audited financial statements and related report of the independent registered public accounting firm relating to the Aston Growth Fund and Aston Balanced Fund included in the Trust’s Annual Reports to Shareholders for the fiscal year ended October 31, 2009 (File No. 811-08004). No other parts of the prospectuses, statements of additional information or Annual Report are incorporated by reference herein.

Shares of the Acquiring Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested.

Each Fund’s most recent annual report and semi-annual report is available upon request without charge by writing the Trust at P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Proxy Statement/Prospectus or the Reorganization SAI. To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single address by delivering the Funds’ reports (annual and semi-annual reports) and proxy statements/prospectuses in a single envelope. If you do not want to continue consolidating your Fund mailings and prefer to receive separate mailings with multiple copies of Fund reports and proxy statements/prospectuses, or if you currently receive multiple copies and would like to request a single copy, please call one of the Funds’ representatives at 1-800-992-8151.

This document is designed to give you the information you need to vote on the proposals. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you don’t understand, please contact shareholder services at 1-800-922-8151.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith files reports, proxy statements and other information with the SEC. You may review and copy information about the Funds, including the prospectuses and the statements of additional information (for a duplication fee), at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 1-202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

v

BACKGROUND

Aston Asset Management LLC (“Aston”) provides investment management, administration services, and marketing and distribution-related services to each Fund. Aston is a wholly-owned subsidiary of Highbury Financial Inc. (“Highbury”). On December 14, 2009, Highbury entered into a definitive merger agreement with Affiliated Managers Group, Inc. (“AMG”) and its wholly-owned subsidiary, Manor LLC (“Merger Sub”), pursuant to which the parties agreed to merge Highbury with and into Merger Sub, resulting in AMG’s acquisition of Highbury (the “Transaction”). Currently, senior management and certain key employees of Aston hold equity interests in Highbury, which in turn owns 100% of Aston. Immediately prior to the closing of the Transaction, Aston will issue equity interests to senior management and certain key employees of Aston. Consequently, as a result of the Transaction, AMG will own a majority equity interest in Aston, with such members of senior management and key employees of Aston retaining an equity interest in Aston. In connection with the Transaction, Aston will be converted to a Delaware limited partnership and change its name to “Aston Asset Management, LP”.

The Transaction is expected to close during the second quarter of 2010 and is subject to the satisfaction or waiver of certain conditions, including, among others: (1) the approval of the Transaction by the stockholders of Highbury, (2) the parties obtaining certain required regulatory approvals, (3) Aston maintaining a specified percentage of its revenues between signing and closing, (4) approval by the shareholders of each Fund of a new investment advisory agreement between Aston and the Trust, on behalf of the Fund, (5) approval by the shareholders of all of the Funds of the election of no less than nine of the trustee nominees being proposed at the Special Meeting, and such elected trustee nominees shall constitute all of the trustees immediately following the closing, and (6) members of senior management and certain other key employees remaining employed with Aston at and after the closing.

As part of the Transaction, members of senior management and certain other key employees of Aston have entered into long-term employment agreements, to be effective at the closing of the Transaction, which provide for the continued service of each of them to Aston for a specified period after the closing. These employment agreements and related agreements provide for these individuals to be subject to non-competition and non-solicitation provisions following the closing of the Transaction, and also provide, subject to certain restrictions specified therein, management owners of Aston with the right to sell their equity interests in Aston to AMG over a specified period beginning on the fourth anniversary of the closing of the Transaction (and AMG with the right to repurchase this equity upon termination of employment of a management owner and in certain other instances).

Upon the closing of the Transaction, Aston expects to have substantially the same personnel with substantially the same responsibilities as before, with no change in its day-to-day operations, or the services provided to its clients. Each Fund’s current subadviser(s) are expected to continue to manage each Fund, and the investment objective(s) of the Funds will remain the same. The advisory fee rate payable to Aston for each Fund will not change as a result of the Transaction, and Aston will remain responsible for paying subadvisory fees.

If the Transaction is not completed, Proposals 1, 2 and 3 will not take effect. Proposal 4 is unrelated to the Transaction and will take effect if approved by shareholders of a Fund.

The Board recommends that shareholders vote FOR Proposals 1, 2 and 3 in connection with the Transaction and FOR Proposal 4.

PROPOSAL 1: APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

Introduction

Under an investment advisory agreement between Aston and the Trust, on behalf of each Fund (each a “Current Advisory Agreement” and collectively, the “Current Advisory Agreements”), Aston currently serves as the investment adviser to each Fund. Aston manages each Fund by selecting one or more other investment managers to manage the Fund’s portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting each Fund’s investment managers, monitoring the performance of such managers, and terminating managers. The date of each Fund’s Current Advisory Agreement and the date on which it was last approved by shareholders and last approved for continuance by the Board is provided in Appendix C.

As required by the 1940 Act, each Current Advisory Agreement provides for its automatic termination in the event of its assignment. Consummation of the Transaction would constitute an “assignment,” as that term is defined in the 1940 Act, of each Fund’s Current Advisory Agreement. In anticipation of the Transaction, shareholders of each Fund are being asked to approve a new investment advisory agreement (each a “New Advisory Agreement” and collectively, the “New Advisory Agreements”) between the Trust, on behalf of the Fund, and Aston, to be effective upon the consummation of the Transaction. The Form of New Advisory Agreement for each Fund is attached hereto as Appendix D. The New Advisory Agreement for each Fund will be the same in all material respects as the Fund’s Current Advisory Agreement.

The material terms of the Current Advisory Agreements and the New Advisory Agreements are described under “Comparison of the Current Advisory Agreements and New Advisory Agreements” below.

The 1940 Act provides that, in order for an investment advisory agreement to become effective, it must be approved by the Board, including the trustees who are not “interested persons” (as defined in Section 2(a)(9) of the 1940 Act) of the Fund or Aston (the “Independent Trustees”), and by the Fund’s shareholders. In anticipation of the Transaction, the Board or its committees met in person on November 20, 2009, December 2, 2009 and December 6, 2009 for the purpose of, among other things, considering whether it would be in the best interests of each Fund to approve a New Advisory Agreement with respect to the Fund. At the Board meeting, and for the reasons discussed below, the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement with respect to each Fund and recommended its approval by shareholders.

Aston and the Trust have received from the Securities and Exchange Commission (“SEC”) an exemptive order that allows Aston to allocate and reallocate the assets of the Funds between and among any subadvisers selected pursuant to a “manager-of-managers” structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board, without a requirement of shareholder approval. At the December 6, 2009 Board Meeting, the Board, including a majority of the Independent Trustees, approved new sub-investment advisory agreements between Aston and each Fund’s subadviser(s). Shareholder approval of the sub-investment advisory agreements is not requested or required.

Comparison of Current Advisory Agreements and New Advisory Agreements

The terms of the New Advisory Agreement are the same as those of the Current Advisory Agreement for each Fund, except for the date of effectiveness and the initial term. There is no change in the advisory fee rate payable by any Fund. If approved by shareholders and assuming the Transaction is completed, each New Advisory Agreement will be effective as of the closing date of the Transaction and will have an initial term ending no more than two years from the date of its effectiveness. Each New Advisory Agreement will continue in effect from year to year thereafter if its continuance is approved, on behalf of a Fund, at least annually in the manner required by the 1940 Act and the rules and regulations thereunder. Below is a comparison of certain terms of the Current Advisory Agreement to the terms of the New Advisory Agreement for each Fund.

Investment Management Services. The investment management services to be provided by Aston to each Fund under the New Advisory Agreement will be the same as the services currently provided by Aston to each Fund under the Current Advisory Agreement. Both the Current Advisory Agreement and the New Advisory Agreement for each Fund provide that the investment adviser shall manage the investment and reinvestment of each Fund’s assets in accordance with the Fund’s investment objective(s), policies and limitations and administer the Fund’s affairs to the extent requested by and subject to the oversight of the Board.

Brokerage. Both the Current Advisory Agreement and the New Advisory Agreement for each Fund authorize the investment adviser to select brokers or dealers that will execute the purchases and sales of portfolio securities for the Funds, subject to their obligation to obtain best execution under the circumstances, which may take account of the overall quality of brokerage and research services provided to the investment adviser. Both advisory agreements permit the investment adviser to rely on Section 28(e) of the Securities Exchange Act of 1934 in placing brokerage transactions. Under that Section, a commission paid to a broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided the investment adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the investment adviser to the Funds and its other clients, and provided that the total commissions paid by each Fund will be reasonable in relation to the benefits to the Fund over the long term.

Expenses. The Current Advisory Agreement and the New Advisory Agreement for each Fund provide that the investment adviser shall pay all its own costs and expenses incurred in fulfilling its obligations under the advisory agreement, as well as pay for all necessary services, facilities and personnel. The Current Advisory Agreement and the New Advisory Agreement provide that a Fund shall pay all expenses incidental to its operation and business not specifically assumed or agreed to be paid by the investment adviser, and each advisory agreement sets forth a non-exclusive list of such expenses.

Compensation. In return for the services provided under each Current Advisory Agreement, each Fund pays Aston an advisory fee, which is accrued daily and payable monthly. Under the New Advisory Agreement for each Fund, the Fund will pay an advisory fee to Aston at the same rate currently in effect. The advisory fee rates for each Fund, the fees paid by each Fund to Aston during each Fund’s last fiscal year and each Fund’s net assets as of October 31, 2009 are set forth in Appendix E to this Proxy Statement/Prospectus.

Limitation on Liability. Under the Current Advisory Agreement and the New Advisory Agreement for each Fund, the investment adviser and its directors, officers, shareholders, employees and agents will not be liable for any error of judgment or mistake of law or for any loss suffered by the investment adviser or the Funds in connection with any matters to which the advisory agreement relates or for any other act or omission in the performance by the investment adviser of its duties under the advisory agreement, except that nothing in the advisory agreement shall be construed to protect the investment adviser against any liability by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties or for its reckless disregard of its obligations or duties under the advisory agreement.

Continuance. The Current Advisory Agreement of each Fund originally was in effect for an initial term and was eligible to be continued thereafter for successive one-year periods if such continuance was specifically approved at least annually in the manner required by the 1940 Act. If the shareholders of each Fund approve the New Advisory Agreement and the Transaction is consummated, the New Advisory Agreement with respect to the Fund will be effective as of the closing date of the Transaction and have an initial term, with respect to the Fund, ending up to two years from the closing date of the Transaction. Thereafter, the New Advisory Agreement for each Fund may be continued for successive one-year periods if approved at least annually in the manner required by the 1940 Act.

Termination. The Current Advisory Agreement and the New Advisory Agreement for each Fund provide that the advisory agreement may be terminated at any time without the payment of any penalty by the Fund or investment adviser on sixty (60) days’ written notice to the other party. A Fund may terminate the advisory agreement by action of the Board or by vote of a majority of the outstanding voting securities of the Fund, accompanied by appropriate notice.

Reliance on Section 15(f) of the 1940 Act

The Board has been advised that, in connection with carrying out the Transaction, the parties to the merger agreement are obligated to use their best efforts to ensure reliance on Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s affiliated persons (as that term is defined in the 1940 Act), to receive any amount or benefit in connection with a change in control of the investment adviser, provided that two conditions are met.

First, for a period of three years after the closing of the Transaction, at least 75% of the board must be comprised of persons who are not “interested persons” of the predecessor or successor adviser. Second, for a period of two years following the closing of the Transaction, there must not be imposed on the Funds any “unfair burden” as a result of the Transaction or any express or implied terms, conditions or understandings related to it. An “unfair burden” would include any arrangement whereby an adviser, or any “interested person” of the adviser, would receive or be entitled to receive any compensation, directly or indirectly, from the Funds or their shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Funds (other than bona fide ordinary compensation as principal underwriter for a Fund).

Information about the Investment Adviser

Aston Asset Management LLC, 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser and administrator to twenty-five series of the Trust with total assets of approximately $            billion as of October 31, 2009. Aston currently is a wholly-owned subsidiary of Highbury. Highbury is a Delaware corporation formed on July 13, 2005 with a principal place of business at 990 Eighteenth Street, Suite 3000, Denver, Colorado 80202. Upon the closing of the Transaction, Aston will be converted from a limited liability company to a limited partnership and a subsidiary of AMG will own a majority equity interest in Aston. In addition, Merger Sub, a wholly-owned subsidiary of AMG, will serve as general partner of Aston. Aston’s day-to-day management and operations will continue to be directed and overseen by Aston’s current management team, described below.

Stuart D. Bilton, CFA, serves as Chairman and Chief Executive Officer of Aston. In this role, he directs and executes Aston’s growth strategy. Mr. Bilton is Chairman of the Board of the Trust. Mr. Bilton has served as a director of Highbury since August 2009. In 1993, while Mr. Bilton was President and CEO of Alleghany Asset Management, he founded the Alleghany Funds with Kenneth Anderson.

Prior to joining Aston, Mr. Bilton was associated with ABN AMRO Asset Management and its predecessors and/or affiliates from 1972 to November 2006. He served as President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. from 2001 to 2003 and as Vice Chairman of ABN AMRO Asset Management, Inc. from 2003 to November 2006. Prior to its acquisition by ABN AMRO, Mr. Bilton was President and Chief Executive Officer of Alleghany Asset Management, the parent company of Blairlogie Capital Management, Chicago Capital Management, Chicago Deferred Exchange Corporation, The Chicago Trust Company, Montag & Caldwell, Inc , TAMRO Capital Management, Inc. and Veredus Asset Management, LLC. He earned a B.Sc. (Econ) from the London School of Economics in 1967 and an M.S. from the University of Wisconsin in 1970.

Kenneth C. Anderson, CPA, serves as President of Aston and is responsible for the overall management of Aston’s business, including sales, marketing, operations, client service and financial profitability. Mr. Anderson is President and CEO of the Trust. Mr. Anderson has served as a director of Highbury since August 2009. He is a member of the Investment Company Institute’s Sales Force Committee and a past Chairman of the Board of Governors for the Mutual Fund Education Alliance. Prior to launching the Alleghany Funds in 1993, Mr. Anderson specialized in the Financial Services Practice at KPMG. He received a B.B.A. in Accounting from Loyola University of Chicago.

Gerald F. Dillenburg, CPA, serves as Chief Financial Officer and Chief Compliance Officer of Aston. Mr. Dillenburg is the Chief Compliance Officer, Chief Financial Officer, Secretary and Treasurer of the Trust. Prior to joining Aston, Mr. Dillenburg had been with ABN AMRO Investment Fund Services, Inc. and its predecessors from 1996 to November 2006, where he was the Compliance Officer and Director of Operations of the ABN AMRO Funds. Prior to joining ABN AMRO in 1996, he spent approximately seven years at KPMG LLP in the audit division specializing in investment companies and mutual funds. He is a member of the Investment Company Institute’s Operations and Chief Compliance Officer Committees. He is a graduate with high honors from the University of Illinois at Champaign with a B.S. in Accountancy.

Mr. Bilton, Chairman of the Board, and certain officers of Aston Funds, including Mr. Anderson and Mr. Dillenburg, are beneficial owners of Series B Preferred Stock of Highbury. Series B Preferred Stock of Highbury was issued to members of management of Aston, including Mr. Bilton, in exchange for all of their ownership interests in Aston pursuant to an Exchange Agreement with Highbury in August 2009. Mr. Bilton owned         % of Aston prior to the exchange and has owned         % of Series B Preferred Stock of Highbury since the exchange. In September 2009, holders of Series B Preferred Stock entered into an Exchange Agreement with Highbury whereby such holders agreed to automatically exchange Series B Preferred Stock for shares of common stock of Highbury if holdings of certain other shareholders exceed specified thresholds. The Series B Preferred Stock is convertible into common stock of Highbury upon certain trigger events including a change of control of Highbury, and will convert to common stock of Highbury immediately prior to the closing of the Transaction. Assuming full conversion of all outstanding Series B Preferred Stock and based on outstanding shares of Highbury as of , Messrs. Bilton, Anderson and Dillenburg would beneficially own approximately         %,         %, and         %, respectively, of the outstanding common stock of Highbury.

Information about Affiliated Managers Group, Inc.

AMG, a Delaware corporation with a principal place of business at 600 Hale Street, Prides Crossing, Massachusetts 01965, is an asset management company which holds interests in investment management firms (its “Affiliates”). AMG’s transaction structure allows the members of the management team of each Affiliate to retain or receive significant direct equity ownership in their firm while maintaining operating autonomy. In addition, AMG provides centralized assistance to its Affiliates in strategic matters, marketing, distribution, product development and operations.

Factors Considered by the Board of Trustees in Approving the Investment Advisory Agreement

The Independent Trustees met in executive session on November 20, 2009 and December 2, 2009, and the Board met in person on December 6, 2009 to consider the proposals in connection with the Transaction. The Board considered information about the Transaction that had been provided by Aston, AMG and Highbury. The Board noted that upon completion of the Transaction, Aston would be converted from a limited liability company to a limited partnership and that AMG would hold a majority of the equity interests in Aston. The Board considered that completion of the Transaction would result in the “assignment” of the Current Advisory Agreement then in effect for each Fund, causing those agreements to automatically terminate.

In anticipation of the termination of the Current Advisory Agreements in connection with the Transaction, the Board, including the Independent Trustees, determined that the terms of the New Advisory Agreements between the Trust, on behalf of each Fund, and Aston are fair and reasonable and approved each New Advisory Agreement, as being in the best interests of each Fund. The Independent Trustees met separately from the “interested” Trustee of the Trust to consider the approval of the New Advisory Agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the New Advisory Agreement for each Fund in connection with the Transaction and whether to recommend the approval of the New Advisory Agreements to shareholders, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

•

Based on representations from Aston and AMG, the Transaction is not expected to result in any changes to the senior management team or key personnel of Aston or otherwise affect the nature, extent and quality of services to be provided by Aston, nor is the Transaction expected to result in any changes to the subadvisers of the Funds.

•

Based on representations from Aston and AMG, neither Aston nor AMG have any present intention to make any material changes in the operations of the Funds, except for such changes which the Board discussed and determined to be consistent with the best interests of the Funds and their shareholders.

•

The Board compared the platform that AMG would provide for Aston, the subadvisers and the Funds with the platform currently provided by Highbury and concluded that AMG’s platform offers greater stability and longevity, and was likely to provide a more supportive environment for members of Aston’s management in performing their duties for the Funds.

•

AMG’s platform offers additional resources to Aston that are likely to benefit the Funds, such as a broader distribution network, access to in-house legal and compliance services, potential economies of scale in purchasing services from service providers, and the additional breadth of skills and experience that the new trustees who have been recommended to serve upon closing of the Transaction would bring to the Board.

•	The terms of each New Advisory Agreement with Aston were substantially the same as the Current Advisory Agreement, and the investment advisory fee rate would remain the same.

•

The Funds will not bear any of the costs relating to the Transaction, including the costs of preparing, printing and mailing a proxy statement to shareholders of the Funds and related solicitation expenses.

The Board considered that it had renewed the Current Advisory Agreements pursuant to an extensive process that concluded at its December 2008 meeting, or pursuant to an extensive initial contract approval process in the last year, and that the Board was in the process of completing this year’s contract renewal process. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of management of Aston and retention of the subadvisers to the Funds expected following the Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the initial approval or last renewal of each current investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Advisory Agreements, including the proposed advisory fees, were fair and reasonable, and that the New Advisory Agreement on behalf of each Fund should be approved.

Required Vote

Approval of this proposal requires the affirmative vote of a “majority of the outstanding voting securities” of each Fund as defined under the 1940 Act, which means the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

PROPOSAL 2: APPROVAL OF AN AMENDMENT TO THE BY-LAWS OF THE TRUST

Introduction

The Trust is a Delaware statutory trust governed by the laws of the State of Delaware, its Trust Instrument, as amended (the “Trust Instrument”), and its By-Laws, as amended (the “By-Laws”). Section 3.11 of the By-Laws currently provides that a trustee shall cease to serve as such on the last day of the fiscal year of the Trust in which he or she attains seventy-two years of age. Section 3.11 may be amended only upon the approval of shareholders.

You are being asked to consider the election of ten individuals to serve as trustees upon the closing of the Transaction (See Proposal 3). The purpose of the amendment to the By-Laws is to allow all of the nominees proposed for election at the Special Meeting to be eligible for such election. The Board considered these proposals in light of the overall potential benefits of the Transaction described in Proposal 1 above. The Board also considered the breadth of skills and experience of the proposed nominees, as well as generally positive developments in health and longevity in the U.S. since the initial adoption of the retirement policy.

In connection with the election of the proposed nominees to serve as trustees, you are being asked to approve a change to Section 3.11 so that it will provide that a trustee shall cease to serve as such on the last day of the fiscal year of the Trust in which he or she attains seventy-five years of age. The proposed amendment to the By-Laws will become effective upon the closing of the Transaction. If the proposed amendment to the By-Laws is not approved, proposed nominee Mr. Jack W. Aber will not serve. If the Transaction is not completed, the current By-Laws of the Trust will remain in effect.

Required Vote

Approval of this proposal requires the affirmative vote of a majority of the shares voted by the shareholders of all of the Funds (voting as a single class) in person or by proxy.

PROPOSAL 3: ELECT TEN TRUSTEES TO THE BOARD OF

TRUSTEES OF THE TRUST

Introduction

The ten individuals shown below have been nominated by the Board for election, to serve upon the closing of the Transaction. The nominees, if elected at the Special Meeting, will hold office until their respective successors are chosen and qualified. The individuals named as proxies on your voting proxy card will vote for the election of all of the individuals listed below unless authority to vote for any or all of the nominees is withheld in the proxy card. The nominees, if elected, will take office concurrently with the closing of the Transaction. If the Transaction is not completed, the current trustees of the Trust will continue to serve as trustees. All of the nominees listed below have consented to serve as trustees, if elected. However, if any nominee should become unavailable for election due to events not known or anticipated, the individuals named as proxies will vote for such other nominees as the current Board may recommend. If the proposed amendment to the By-Laws is not approved, proposed nominee Mr. Jack W. Aber will not serve.

Three of the nominees currently serve as trustees. Messrs. Stuart D. Bilton and Gregory T. Mutz have served as trustees of the Trust since the organizational meeting of the Trust held on December 13, 1993. Mr. Robert B. Scherer was nominated by the Board as a trustee at a Board meeting held on March 18, 1999 and was last elected to the Board by shareholders at a special meeting of shareholders held on June 17, 1999. Messrs. Jeffrey S. Murphy, Jack W. Aber, William E. Chapman II, Edward J. Kaier, Steven J. Paggioli, Eric Rakowski, and Thomas R. Schneeweis were nominated by the Board at a Board meeting held on December 6, 2009. If elected, Mr. Murphy will be an interested trustee and Messrs. Aber, Chapman, Kaier, Paggioli, Rakowski, and Schneeweis will be Independent Trustees.

The Nominating and Governance Committee of the Board nominated each trustee candidate to the Board as part of the package of proposals presented in connection with the Transaction. Prior to each nomination being made, the Nominating and Governance Committee met with each candidate and reviewed the candidate’s background and qualifications to serve on the Board. The Nominating and Governance Committee concluded that each candidate was well qualified to serve on the Board and would ably represent the interests of the Funds and their shareholders. The following are the names of the nominees, their ages and their principal occupations during the past five years. The address of each nominee is 120 North LaSalle Street, 25th Floor, Chicago, IL 60602.

Nominees

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Interested Nominees

Stuart D. Bilton,(3) 63	Chairman, Trustee and Nominee	15 years	Chief Executive Officer, Aston Asset Management LLC, since 2006; Director, Highbury Financial Inc., since August 2009; Vice Chairman of ABN AMRO Asset Management Holdings, Inc. 2003-2006; President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. 2001-2003; President of Alleghany Asset Management, Inc. 1996-2001 (purchased by ABN AMRO in February 2001).	25	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm).

Jeffrey S. Murphy,(3) 43	Nominee	N/A	Senior Vice President, Affiliated Managers Group, Inc. since 2007, Vice President, Affiliated Managers Group, Inc. 1995-2007.	25	None.

Independent Nominees

Gregory T. Mutz, 63	Lead Independent Trustee and Nominee	15 years	CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. since 2004 and a wholly-owned subsidiary of PRIME Property Fund, LLC, an instructional real estate co-mingled fund managed by Morgan Stanley Real Estate, Inc.; Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) 2003-2004; President and CEO of UICI 1999-2003; Chairman of Academic Management Service Corp. (a student loans and finance company) 2000-2003.	25	Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness); Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland; a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia.

Robert B. Scherer, 68	Trustee and Nominee	10 years	President of The Rockridge Group, Ltd (title insurance industry consulting services) since 1994.	25	Director, Title Reinsurance Company (insurance for title agents).

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Jack W. Aber, 72	Nominee	N/A	Professor of Finance, Boston University School of Management since 1972.	25	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (32 portfolios).

William E. Chapman II, 68	Nominee	N/A	President and Owner, Longboat Retirement Planning Solutions since 1998; Trustee of Bowdoin College since 2002.	25	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 Portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (32 portfolios).

Edward J. Kaier, 64	Nominee	N/A	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier, LLP since 2007; Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP 1977-2007.	25	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (32 portfolios).

Steven J. Paggioli, 59	Nominee	N/A	Consultant since 2001; Executive Vice President and Director, The Wadsworth Group 1986-2001; Executive Vice President, Secretary and Director, Investment Company Administration, LLC 1990-2001; Vice President, Secretary and Director, First Fund Distributors, Inc. 1991-2001.	25	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (32 portfolios).

Name and Age(1)	Position Held with the Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupations During the Past Five Years	Number of Funds in Fund Complex to be Overseen by Nominee	Other Directorships Held by Nominee

Eric Rakowski, 51	Nominee	N/A	Professor, University of California at Berkeley School of Law since 1990.	25	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 Portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (32 portfolios).

Thomas R. Schneeweis, 62	Nominee	N/A	Professor of Finance, University of Massachusetts since 1977; Director, CISDM at the University of Massachusetts since 1996; President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) since 2001; Partner, White Bear Partners, LLC since 2007; Partner, Schneeweis Capital Management, LLC since 2007; Partner, Schneeweis Associates, LLC since 2007; Partner, Northampton Capital Management, LLC since 2004; Partner, TRS Associates since 2007.	25	Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (32 portfolios).

(1)	As of October 31, 2009.
(2)	Currently, trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws or (iv) the last day of the fiscal year in which he attains the age of 72 years. If the proposed amendment to the By-Laws takes effect, the mandatory retirement age for trustees will change to the last day of the fiscal year in which he attains the age of 75 years.
(3)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of affiliations with Aston and related entities, which act as the Funds’ investment adviser. Mr. Murphy will be considered an “interested person” after the consummation of the Transaction due to affiliations with AMG and related entities.

Board and Committees

Under the Declaration of Trust and the laws of the State of Delaware, the business and affairs of the Trust are managed under the direction of the Board. The Board held             meetings during the fiscal year ended October 31, 2009. Each trustee attended 75% or more of the respective meetings of the full Board and of any committees of which he was a member that were held during the fiscal year ended October 31, 2009. The Board has established an Audit Committee, Nominating and Governance Committee and Valuation Committee.

The Audit Committee is currently comprised of four members, including a Chairman of the Committee. The current members of the Audit Committee are Mr. Scherer (Chairman), Leonard F.

Amari, Mr. Mutz and Denis Springer. The Audit Committee’s function is to oversee the integrity of the Trust’s accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust’s independent registered public accounting firm. The Audit Committee held two meetings during the fiscal year ended October 31, 2009.

The Nominating and Governance Committee is currently comprised of four members, including a Chairman of the Committee. The current members of the Nominating and Governance Committee are Messrs. Amari (Chairman), Scherer, Mutz and Springer. The Nominating and Governance Committee’s function is to put forth names for nomination as trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2009. A current copy of the Nominating and Governance Committee Charter is available on the Funds’ website at                     .com.

The Valuation Committee is currently comprised of at least three Trustees, including at least one Independent Trustee. The current members of the Valuation Committee are Messrs. Bilton (Chairman), Scherer and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2009.

Board Member Compensation

The trustees of the Trust who are not affiliated with Aston or any subadvisers receive an annual retainer and meeting fees. The Lead Independent Trustee and committee chairs receive an additional retainer. The trustees of the Trust who are not affiliated with Aston or any subadvisers receive meeting fees and are reimbursed for out-of-pocket expenses for each meeting of the Board they attend. No officer or employee of Aston or any subadviser or any of their respective affiliates receives any compensation from the Funds for acting as a trustee of the Trust.

The table below shows the total fees that were paid to each of the trustees during the fiscal year ended October 31, 2009. There were no “compensated persons” who received more than $120,000 in aggregate compensation from the Trust for the same period.

Trustee/ Nominee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust

Independent Trustees
Leonard F. Amari	$82,000*	N/A	N/A	$82,000	*
Gregory T. Mutz	99,500*	N/A	N/A	99,500	*
Robert B. Scherer	89,500*	N/A	N/A	89,500	*
Denis Springer	76,500*	N/A	N/A	76,500	*
Interested Trustee
Stuart D. Bilton	0	N/A	N/A	0

*	The Trustee also received special meeting fees of $3,000 in the fiscal year ended October 31, 2009 for special meetings that occurred during the previous fiscal year.

Trustee/Nominee Ownership of Fund Shares

The dollar range of shares beneficially owned in each Fund as well as the aggregate dollar range of shares beneficially owned in all the Funds is shown in Appendix B for each nominee.

Officers of the Trust

Except for Mr. Bilton (Chairman of the Trust), information about the current officers, their ages and their principal occupations during the past five years, is provided below. The address of each current officer listed below is 120 North LaSalle Street, 25th Floor, Chicago, Illinois 60602. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the administrator for providing an officer to serve as the Funds’ Chief Compliance Officer.

Name, Age(1) and Position(s) with Trust	Term of Office(2) and Length of Time Served(1)	Principal Occupation(s) During Past Five Years

Kenneth C. Anderson, 45, President (Chief Executive Officer)	16 years	President, Aston Asset Management LLC, since 2006; Director, Highbury Financial Inc., since August 2009; President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1995-2006; Executive Vice President of ABN AMRO Asset Management (USA) LLC 2001-2005; Director, ABN AMRO Trust Services Company 2001-2005; Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC 2001- 2006; Officer of the Trust since 1993; CPA.

Gerald F. Dillenburg, 42, Senior Vice President, Secretary and Treasurer (Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)	13 years	Chief Compliance Officer and Chief Financial Officer, Aston Asset Management LLC, since 2006; Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) 1996-2006; SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) 2001-2006; Operations manager and compliance officer of ABN AMRO mutual funds 1996-2006; CPA.

(1)	As of October 31, 2009.
(2)	Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws.

Shareholder Communications

The Board provides a process for shareholders to communicate with the Board as a whole and/or each of the trustees individually. Shareholders should forward such correspondence by U.S. mail or other courier service to the Secretary of the Trust. Correspondence addressed to the Board will be forwarded to each trustee, and correspondence addressed to a particular trustee will be forwarded to that trustee.

Independent Auditors

                    LLP (“    ”) serves as the Trust’s independent registered public accounting firm.     performs an annual audit of the financial statements of the Trust and provides other accounting and tax services to the Trust. Representatives of     are not expected to be present at the Special Meeting.

Audit Fees. For the fiscal year ended October 31, 2009,     billed the Trust $                    for professional services rendered for the audit of the Trust’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. For the fiscal year ended October 31, 2008,     billed the Trust $                    for professional services rendered for the audit of the Trust’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

Audit-Related Fees. For the fiscal years ended October 31, 2009 and 2008,     billed the Trust $                    and $                    , respectively, for assurance and related services that are reasonably related to the performance of the audit of the Trust’s financial statements and that are not reported above.

Tax Fees. For the fiscal years ended October 31, 2009 and 2008,     did not bill the Trust for professional services rendered for tax compliance, tax advice, tax planning and tax training.

All Other Fees. For the fiscal years ended October 31, 2009 and 2008,     did not bill the Trust for products and services other than the services reported above.

Audit Committee Pre-Approval Policies and Procedures

Pursuant to the Audit Committee Charter, the Audit Committee is responsible for pre-approving all audit services and permissible non-audit services to be provided to the Trust by     , including the fees and other compensation to be paid to     to provide non-audit services to the Trust’s investment adviser or any affiliate of the Trust’s investment adviser, if the engagement relates directly to the operations and financial reporting of the Trust, provided that the amount of such services constitutes no more than 5% of the total amount of revenues paid to     by the Trust, Aston and any affiliate of Aston that provides ongoing services to the Trust that would have to be preapproved by the Committee pursuant to the Audit Committee Charter. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pre-approval for a permitted non-audit service is not required if: (1) the aggregate amount of all non-audit services is not more than 5% of the total revenues paid by the Trust to     in that fiscal year; (2) such services were not recognized by the Trust to be non-audit services; and (3) such non-audit services were brought to the attention of the Audit Committee and approved prior to completion.

Non-Audit Fees. For the fiscal years ended October 31, 2009 and 2008,     billed the Trust and Aston $                    and $                    , respectively, in non-audit fees.

For the fiscal years ended October 31, 2009 and 2008,     did not provide any non-audit services to Aston. The Audit Committee has not had to consider whether the provisions of non-audit services that were rendered to Aston that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining     ’s independence.

Required Vote

Approval of this proposal requires the affirmative vote of a plurality of the shares voted by the shareholders of all of the Funds (voting as a single class) in person or by proxy.

PROPOSAL 4: APPROVAL OF PROPOSED REORGANIZATIONS

Acquired Fund		Acquiring Fund
Aston Growth Fund	into	Aston/Montag & Caldwell Growth Fund
Aston Balanced Fund	into	Aston/Montag & Caldwell Balanced Fund

A. SYNOPSIS

The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed reorganization that would have the effect of merging mutual funds. These responses are qualified in their entirety by the remainder of this Proxy Statement/Prospectus, which you should read carefully because it contains additional information and further details regarding the proposed reorganization.

1. What is being proposed?

The Board of Trustees of Aston Funds recommends that shareholders approve the transactions contemplated by an Agreement and Plan of Reorganization (as described below and a form of which is attached hereto as Appendix G), each of which we refer to as a “reorganization” of an acquired Fund (the “Acquired Fund”) into the corresponding acquiring Fund (the “Acquiring Fund”). If approved by shareholders, all of the assets of an Acquired Fund will be transferred to the corresponding Acquiring Fund solely in exchange for the issuance and delivery to the Acquired Fund of voting shares of beneficial interest, of the corresponding Acquiring Fund (“Acquiring Fund Shares”) with a value equal to the value of the Acquired Fund’s assets net of liabilities, and for the assumption by the corresponding Acquiring Fund of all liabilities of the Acquired Fund. Immediately following the transfer, the appropriate Acquiring Fund Shares received by each Acquired Fund will be distributed pro-rata to each of its shareholders of record.

2. What will happen to my investment in the Acquired Fund as a result of the reorganization?

You will receive shares of the Acquiring Fund in exchange for your shares in the Acquired Fund. Although the number of shares owned by each shareholder will most likely change, the total value of your investment in the Acquiring Fund will equal the total value of your investment in your Acquired Fund at the time of the reorganization. Even though the net asset value per share of each Fund is likely to be different, the total value of your holdings will not change as a result of the reorganization.

3. Why has the Board recommended that shareholders approve the reorganizations?

Aston advised the Board that it believes the proposed reorganization to be in the best interest of each Acquired Fund. Aston recommended the reorganizations in order to consolidate substantially similar product offerings. While the Acquired Funds and the Acquiring Funds were previously managed by different subadvisers and offered shareholders different investment styles, Montag and Caldwell, Inc. (“Montag & Caldwell”) now manages both of Aston/Montag & Caldwell Growth Fund and Aston Growth Fund (collectively, the “Growth Funds”), Aston/Montag & Caldwell Balanced Fund and the equity portion of Aston Balanced Fund. Aston believes that following the reorganizations the Acquiring Fund will provide each Acquired Fund’s shareholders with an investment style that is substantially similar to that of the Acquired Fund. Aston also believes the reorganizations may result in lower total operational expenses, taking into account the effect of expense waivers, for each Acquired Fund through economies of scale, which may subsequently lead to additional sales and additional economies of scale.

4. How do the investment objectives of the Funds compare?

Growth Funds. While not identical, these two Funds have substantially similar investment objectives. Aston Growth Fund seeks long-term total return through a combination of capital appreciation and current income, by investing primarily in a combination of stocks and bonds. Aston/Montag & Caldwell Growth Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and bonds.

Balanced Funds. While not identical, Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund (collectively, the “Balanced Funds”) have substantially similar investment objectives. The Aston Balanced Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities. The Aston/Montag & Caldwell Balanced Fund seeks long-term total return.

5. How do the expense ratios and management fee rates of the Funds compare, and what are they estimated to be following each reorganization?

Growth Funds. The table below describes the fees and expenses that you may pay if you buy and hold shares of these Funds. As shown below, the proposed reorganization may result in lower total operational expenses for shareholders of the Aston Growth Fund. However, there can be no assurance that the reorganization will result in expense savings.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
Aston Growth Fund
Class N Shares	0.70%	0.25%
Class I Shares	0.70%	None
Class R Shares	0.70%	0.50%
Aston/Montag & Caldwell Growth Fund
Class N Shares	0.69%	0.25%
Class I Shares	0.69%	None
Class R Shares	0.69%	0.50%
Aston/Montag & Caldwell Growth Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	—	0.25%
Class I Shares	—	None
Class R Shares	—	0.50%

The tables are provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that each Fund incurs and that Aston expects the Aston/Montag & Caldwell Growth Fund to incur in the first year following the reorganization.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Funds over the time periods shown and you redeem all your shares at the end of those periods. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aston Growth Fund
Class N Shares	$	$	$	$
Class I Shares	$	$	$	$
Class R Shares	$	$	$	$
Aston/Montag & Caldwell Growth Fund
Class N Shares	$	$	$	$
Class I Shares	$	$	$	$
Class R Shares	$	$	$	$
Aston/Montag & Caldwell Growth Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	$	$	$	$
Class I Shares	$	$	$	$
Class R Shares	$	$	$	$

Balanced Funds. The table below describes the fees and expenses that you may pay if you buy and hold shares of these Funds. As shown below, the proposed reorganization may result in lower total operational expenses for shareholders of the Aston Balanced Fund. However, there can be no assurance that the reorganization will result in expense savings.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage

of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement(1)
Aston Balanced Fund
Class N Shares	0.70%	0.25%
Aston/Montag & Caldwell Balanced Fund
Class N Shares	0.75%	0.25%
Aston/Montag & Caldwell Balanced Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	0.75%	0.25%	$	$

(1)	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2011 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2011, the arrangement may be terminated only by a vote of the Board of Trustees of the Trust.

The tables are provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that each Fund incurs and that Aston expects the Aston/Montag & Caldwell Balanced Fund to incur in the first year following the reorganization.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Funds over the time periods shown and you redeem all your shares at the end of those periods. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Aston Balanced Fund
Class N Shares	$	$	$	$
Aston/Montag & Caldwell Balanced Fund
Class N Shares	$	$	$	$
Aston/Montag & Caldwell Balanced Fund (Pro forma combined, assuming consummation of the reorganization)
Class N Shares	$	$	$	$

6. How does the portfolio turnover of the Funds compare?

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance.

Growth Funds. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year, the Aston Growth Fund’s and Aston/Montag & Caldwell Growth Fund’s portfolio turnover rates were     % and     %, respectively.

Balanced Funds. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance. During the most recent fiscal year, the Aston Balanced Fund’s and Aston/Montag & Caldwell Balanced Fund’s portfolio turnover rates were     % and     %, respectively.

7. How do the investment strategies of the Funds compare?

Growth Funds. Each Fund invests primarily in common stocks and bonds. Each Fund’s portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

•	have a strong history of earnings growth

•	be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

•	have strong balance sheets

•	have a sustainable competitive advantage

•	be currently, or have the potential to become, industry leaders

•	have the potential to outperform during market downturns

Each Fund may invest in foreign securities (directly and through depositary receipts). To manage risk, each Fund’s portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline. For a more detailed description of the investment techniques used by each Fund, please see the Funds’ prospectus and statement of additional information.

Balanced Funds. Aston Balanced Fund’s investment adviser retains two subadvisers dedicated to managing the equity and fixed income portions of the Fund’s portfolio. The investment adviser determines the allocation of assets between the equity and fixed income portions of the Aston Balanced Fund’s portfolio. The investment adviser generally rebalances the portfolio quarterly and under normal circumstances, allocates between 50% and 70% of the Fund’s total assets to the equity portion and at least 25% to the fixed income portion.

Aston/Montag & Caldwell Balanced Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager’s assessment of the return potential of each asset class.

For equity investments, each Fund’s portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

•	have a strong history of earnings growth

•	be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

•	have strong balance sheets

•	have a sustainable competitive advantage

•	be currently, or have the potential to become, industry leaders

•	have the potential to outperform during market downturns

Each Fund may invest in foreign securities (directly and through depositary receipts). When selecting equity securities, each Fund’s portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

With respect to fixed income securities, each Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The fixed income portfolio managers select securities based on various methods of quantitative and fundamental analysis and research. The fixed income portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The fixed income portfolio managers emphasize investment grade fixed income securities but may invest in high yield securities, while Aston/Montag &Caldwell Balanced Fund will only invest in securities rated “A” or better.

The Aston Balanced Fund’s fixed income portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity and maturity. When selecting fixed income securities, the Aston/Montag & Caldwell Balanced Fund’s portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

Each Balanced Fund may use futures, swaps and other derivatives for hedging purposes or to seek total return. Derivatives may consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives may also be used to seek exposure to asset classes in which the Aston Balanced Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Aston Balanced Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Aston Balanced Fund. While each Balanced Fund may use futures, swaps and other derivatives for hedging purposes or to seek total return, the Balanced Funds currently do not invest in such instruments.

For a more detailed description of the investment techniques used by each Fund, please see the Funds’ prospectus and statement of additional information.

8. How does the management of the Funds compare?

Growth Funds. Management of the Growth Funds is the same. Aston Asset Management LLC serves as investment adviser to the Funds. Montag & Caldwell, Inc. (“Montag & Caldwell”) serves as the subadviser to the Funds.

Mr. Ronald E. Canakaris, President and Chief Investment Officer of Montag & Caldwell, has served as the Aston/Montag & Caldwell Growth Fund’s portfolio manager since the Fund’s inception and as the Aston Growth Fund’s portfolio manager since January 2008.

Balanced Funds. Aston Asset Management LLC serves as investment adviser to these Funds. Montag & Caldwell serves as the subadviser to the Aston/Montag & Caldwell Balanced Fund and to the equity portion of the Aston Balanced Fund’s portfolio. Taplin, Canida & Habacht, LLC (“TCH”) serves as the subadviser to the fixed income portion of the Aston Balanced Fund’s portfolio.

Mr. Ronald E. Canakaris, Chairman, President and Chief Investment Officer of Montag & Caldwell, has served as portfolio manager of the Aston/Montag & Caldwell Balanced Fund since its inception. Mr. Canakaris has served as portfolio manager for the equity portion of the Aston Balanced Fund’s portfolio since January 2008.

Ms. Tere Alvarez Canida, President and Managing Principal of Taplin, Mr. Alan M. Habacht, Principal of TCH, and Mr. William J. Canida, Principal of TCH, serve as portfolio managers for the fixed income portion of the Aston Balanced Fund’s portfolio. Ms. Canida, Mr. Habacht, and Mr. Canida have served as the Aston Balanced Fund’s portfolio managers since December 1, 2006.

9. Do the procedures for purchasing, redeeming and exchanging shares of the Funds differ?

No. The Funds have identical procedures for purchasing, redeeming and exchanging shares. Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O Box 9765, Providence, RI 02940), wire transfer, online access (astonfunds.com), or by telephone (800-992-8151). Investors who wish to purchase, exchange or redeem fund shares through a broker-dealer should contact the broker-dealer directly.

The shares of each Fund are purchased and redeemed at the net asset value of the Fund’s shares next determined. No fee is charged to shareholders when they purchase or redeem shares of the Funds, nor will a fee be charged to shareholders when they purchase or redeem shares of the Acquiring Funds. The minimum initial investment is $2,500 for Class N and R Shares ($500 for IRA, ESAs, UGMA and UTMA Accounts), and $1,000,000 for Class I. The minimum subsequent investment is $50 for Class N and R. Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor. Please see the Funds’ prospectus for additional information.

10. How does the tax information and financial intermediary compensation of the Funds compare?

Tax Information. Each Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11. How does the distribution arrangements of the Funds compare?

The distribution arrangements for Class N, R and I shares are the same for each of the Acquired Fund and Acquiring Funds.

12. What are the federal income tax consequences of the proposed reorganizations?

For federal income tax purposes, no gain or loss is expected to be recognized by each Acquired Fund or its shareholders as a direct result of the proposed reorganizations. As a result of the proposed reorganizations, however, each Acquired Fund and its shareholders may lose the benefit of certain tax losses that could have been used to offset or defer future gains. In addition, the proposed reorganizations will require each Acquired Fund to distribute all of its investment company taxable income and net capital gains as of the reorganization date to its shareholders. For more information, please see “Information about the Proposed Reorganizations—Certain Federal Income Tax Consequences,” below.

13. Will my dividends be affected by the reorganizations?

No. The Growth Funds declare and distribute dividends from their net investment income and capital gains, if any, annually. The Balanced Funds declare and distribute dividends from their net investment income and capital gains, if any, quarterly. The reorganizations, however, will require each Acquired Fund to distribute all of its net investment income and net capital gain as of the reorganization date.

B. ADDITIONAL INFORMATION REGARDING THE FUNDS

Investment Adviser. Aston is the investment adviser to the Funds. Please see Proposal 1 for more information about Aston, a description of the Current Advisory Agreement and New Advisory Agreement and a description of the transaction.

As of October 31, 2009, the Aston/Montag & Caldwell Growth Fund and the Aston Growth Fund had net assets of $             and $            , respectively. For the fiscal year ended October 31, 2009, Aston/Montag & Caldwell Growth Fund and the Aston Growth Fund paid an aggregate management fee expressed as a percentage of net assets of     % and     %, respectively. The table below compares the annual management fee schedules of the Funds expressed as a percentage of net assets.

Aston Growth Fund	Aston/Montag & Caldwell Growth Fund
Management Fee	Management Fee

0.70%	First $800 million 0.80%
Over $800 million 0.60%

As of October 31, 2009, the Aston/Montag & Caldwell Balanced Fund and the Aston Balanced Fund had net assets of $             and $            , respectively. For the fiscal year ended October 31, 2009, Aston/Montag & Caldwell Balanced Fund and the Aston Balanced Fund paid an aggregate management fee expressed as a percentage of net assets of     % and     %, respectively.

Aston Balanced Fund	Aston/Montag & Caldwell Balanced Fund
Management Fee	Management Fee

0.70%	0.75%

Subadvisers. Montag & Caldwell is the subadviser for the Aston/Montag & Caldwell Growth Fund, Aston/Montag & Caldwell Balanced Fund, Aston Balanced Fund (equity portion), and Aston Growth Fund. Montag & Caldwell, 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, was founded in 1945. Montag & Caldwell is a wholly-owned direct subsidiary of Fortis Bank SA/NV (“Fortis Bank”). As of October 31, 2009, Montag & Caldwell managed approximately $             billion in assets in institutional accounts and mutual funds.

Ronald E. Canakaris, CFA, CIC, has been the portfolio manager of Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund since these Funds’ inceptions in 1994. Mr. Canakaris is the Chairman, President and Chief Investment Officer of Montag & Caldwell. He has been with Montag & Caldwell since 1972 and is responsible for developing the firm’s investment process. He has a BS and BA from the University of Florida. Ronald E. Canakaris, has also been the portfolio manager of the Aston Growth Fund and Aston Balanced Fund (equity portion) since January 2008.

TCH is the subadviser for the Aston Balanced Fund (fixed income portion). TCH, 1001 Brickell Bay Drive, Suite 2100 Miami, Florida 33131, was founded in 1985 and as of October 31, 2009 had approximately $             billion in assets under management. TCH is a majority-owned subsidiary of Marshall & Ilsley Corporation. TCH provides investment management services to investment companies, high net worth individuals and institutional accounts.

Tere Alvarez Canida, CFA, has been the co-portfolio manager of the Aston Balanced Fund (fixed income portion) since December 2006 and is President and Managing Principal of TCH. Ms. Canida has over 28 years of investment experience. She previously served as Vice President and Senior Investment Officer of Southeast Bank. She received her BS from Georgetown University, and her MBA from The George Washington University.

Alan M. Habacht has been the co-portfolio manager of the Aston Balanced Fund (fixed income portion) since December 2006 and is a Principal of TCH. Mr. Habacht has over 35 years of investment experience. Before joining TCH, he served as Senior Vice President and portfolio manager for INVESCO Capital Management. He also served as a security analyst for Weiss, Peck & Greer, Alliance Capital Management, and Bache & Company. He received his BA in Finance from Boston University.

William J. Canida, CFA, has been the co-portfolio manager of the Aston Balanced Fund (fixed income portion) since December 2006 and is a Principal of TCH. Mr. Canida has over 30 years of investment experience. Prior to joining TCH, he served as Vice President and Senior Investment Officer for Harris Trust Company of Florida. He also was Vice President and Treasurer of AmeriFirst Florida Trust Company and Southeast Bank. Mr. Canida received his BA and his MBA from Indiana University. He has also attended the National Graduate Trust School of Northwestern University.

Investment Strategies. In addition to the principal investment strategies described in the Fund Summaries above, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

Asset-Backed Securities (component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

Below Investment Grade (High Yield) Securities (Aston Balanced Fund). Below investment grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by an adviser or a subadviser to be of equivalent quality. They are considered speculative and are sometimes called “junk bonds.”

CMOs (Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Commercial Paper (All Funds). Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

Convertible Securities (component of principal investment strategy for all Funds). Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Corporate Debt Securities (All Funds and component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Debentures (All Funds and component of principal investment strategy for Aston Balanced Fund). Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

Defensive Strategy (All Funds). There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

Depositary Receipts of Foreign Securities (All Funds). A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American depository receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated, European depository receipts (“EDRs”), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and global depository receipts (“GDRs”), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Derivatives (All Funds). The Funds may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

Derivatives will only be used when consistent with the objectives and strategy of a Fund. The portfolio manager(s) will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by that Fund’s existing assets. The portfolio manager(s) will place a limit on the derivative exposure as a proportion of assets.

Equity Securities (component of principal investment strategy for all Funds). Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

Fixed Income Securities (All Funds and component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. Aston Montag/Caldwell Growth Fund and Aston Growth Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

Foreign Securities (All Funds). Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

Mortgage-Backed Securities (component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest type of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Other Investment Companies (All Funds). The Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Preferred Stocks (All Funds). Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the claims of all creditors.

Repurchase Agreements (All Funds). Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

Rule 144A Securities (All Funds). Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of a Fund’s investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. Government Securities (All Funds and component of principal investment strategy for Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund). These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Primary Risks. You could lose money by investing in a Fund. There can be no assurance that a Fund’s investment objective will be achieved. The following is a summary of certain risks of investing in the Funds.

Below Investment Grade (High Yield) Securities Risk. (Aston Balanced Fund) Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities.

Call Risk. (Aston Balanced Fund) Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. (Each Acquiring Fund and Aston Balanced Fund) Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a Fund’s share price or yield.

Derivatives Risk. (Aston Balanced Fund) Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. (All Funds) Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by a Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

Growth Style Risk. (All Funds) Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a Fund’s performance may suffer.

Interest Rate Risk. (Each Acquiring Fund and Aston Balanced Fund) If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. (All Funds) When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real-estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. (All Funds) The performance of a Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, a Fund may underperform its benchmark or its peers.

Market Risk. (All Funds) Each Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. (Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund) Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a Fund’s total return.

U.S. Government Agency Securities Risk. (Aston/Montag & Caldwell Balanced Fund and Aston Balanced Fund) Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Performance Information. The bar charts show how the performance of the Class N shares of each Fund has varied from year-to-year over the periods shown. The classes of shares for a Fund are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes do not have the same expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares, due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in each Fund. Each Fund makes updated performance information available at the Funds’ Web site, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Aston Growth Fund—Aston/Montag & Caldwell Growth Fund

Calendar Year Total Returns (%)

Aston/Montag & Caldwell Growth Fund – Class N Shares

For the periods included in the bar chart:

Best Quarter: 17.71% (12/99)	Worst Quarter: (20.35)% (12/08)

Aston Growth Fund – Class N Shares*

For the periods included in the bar chart:

Best Quarter: 16.27% (12/01)	Worst Quarter: (20.26)% (12/08)

The following table indicates how each Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index. Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, each Fund’s performance would have been reduced. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

Average Annual Total Return

(For the periods ended December 31, 2008)

Aston/Montag & Caldwell Growth Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 11/2/94):
Return Before Taxes	(32.64)%	(0.68)%	(1.50)%
Return After Taxes on Distributions	(33.02)%	(1.27)%	(2.15)%
Return After Taxes on Distributions and Sale of Fund Shares	(20.74)%	(0.45)%	(1.23)%
Class I Shares (Inception 6/28/96):
Return Before Taxes	(32.48)%	(0.40)%	(1.22)%
Class R Shares (Inception 12/31/02):
Return Before Taxes	(32.76)%	(0.89)%	N/A
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees.)	(38.44)%	(3.42)%	(4.27)%

Average Annual Total Return*

(For the periods ended December 31, 2008)

Aston Growth Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 12/13/93):
Return Before Taxes	(32.65)%	(4.98)%	(1.84)%
Return After Taxes on Distributions	(32.67)%	(6.27)%	(2.86)%
Return After Taxes on Distributions and Sale of Fund Shares	(21.19)%	(3.75)%	(1.33)%
Class I Shares (Inception 7/31/00):
Return Before Taxes	(32.50)%	(4.72)%	N/A
Class R Shares (Inception 12/31/02):
Return Before Taxes	(32.80)%	(5.18)%	N/A
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees.)	(38.44)%	(3.42)%	(4.27)%

*	Montag & Caldwell, Inc. became the subadviser as of January 1, 2008. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

Aston Balanced Fund—Aston/Montag & Caldwell Balanced Fund

Calendar Year Total Returns (%)

Aston/Montag & Caldwell Balanced Fund – Class N Shares

For the periods included in the bar chart:

Best Quarter: 10.77% (12/99)	Worst Quarter: (10.36)% (12/08)

Aston Balanced Fund – Class N Shares

For the periods included in the bar chart:

Best Quarter: 9.29% (12/01)	Worst Quarter: (11.60)% (12/08)

The following table indicates how each Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index and blended index. Performance reflects expense limitations that were in effect during one or more of the periods presented. If expense limitations had not been in place, each Fund’s performance would have been reduced. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

Average Annual Total Returns

(For the periods ended December 31, 2008)

Aston/Montag & Caldwell Balanced Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 11/2/94):
Return Before Taxes	(19.40)%	1.02%	0.85%
Return After Taxes on Distributions	(19.64)%	0.67%	0.20%
Return After Taxes on Distributions and Sale of Fund Shares	(12.45)%	0.75%	0.44%
S&P 500 Index (Reflects no deduction for taxes, expenses or fees.)	(36.99)%	(2.19)%	(1.38)%
Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees.)	5.70%	4.64%	5.64%
60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees.)	(21.91)%	0.72%	1.71%

Average Annual Total Returns*

(For the periods ended December 31, 2008)

Aston Balanced Fund	1 Year	5 Years	10 Years

Class N Shares (Inception 9/21/95):
Return Before Taxes	(22.87)%	(2.09)%	0.46%
Return After Taxes on Distributions	(23.12)%	(4.40)%	(1.36)%
Return After Taxes on Distributions and Sale of Fund Shares	(14.69)%	(1.68)%	0.17%
S&P 500 Index (Reflects no deduction for taxes, expenses or fees.)	(36.99)%	(2.19)%	(1.38)%
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees.)	5.24%	4.65%	5.63%
60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees.)	(22.07)%	0.71%	1.68%

*	Taplin, Canida & Habacht, LLC has managed the fixed income portion of the portfolio since December 1, 2006. Montag & Caldwell, Inc. has managed the equity portion of the portfolio since January 1, 2008. The performance of the Fund prior to December 1, 2006 and January 1, 2008 may have been different if the current subadvisers had been employed.

After-tax returns are calculated using the highest historical marginal individual federal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Distribution and Shareholder Services. PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the “Distribution Agreement”), under which the Distributor serves as statutory underwriter and facilitates the registration and distribution shares of the Funds on a continuous basis. To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan for Class N and Class R shares. Under this plan, a Fund pays a fee at an annual rate of not more than 0.25% of each Fund’s Class N shares’ average daily net assets and 0.50% of Class R shares’ average daily net assets to the Distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

From the 12b-1 fees, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services and reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Rule 12b-1 distribution plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Rule 12b-1 distribution plan for Class R shares is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

C. OTHER COMPARISONS BETWEEN THE FUNDS

Trustees and Officers. The same Trustees oversee all of the Funds. The Trustees currently are Stuart D. Bilton (Chairman), Gregory T. Mutz, Leonard F. Amari, Robert B. Scherer and Denis Springer. The officers of all of the Funds are also the same.

Independent Registered Public Accounting Firm.                      LLP, with offices at Willis Tower, 233 South Wacker Drive, Chicago, IL 60606 is the Trust’s independent registered public accounting firm for each Fund.

Charter Documents. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Additional information about the Trust Instrument is provided below.

Voting Rights. Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N and Class R shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholders have the power to vote only (i) for the election of Trustees, (ii) for the removal of Trustees, and (iii) with respect to such additional matters relating to the Trust as may be required by law, by the Trust Instrument, or as the Trustees may consider desirable.

Shareholder Meetings. The Board does not intend to hold annual meetings of shareholders of the Funds. The Trust Instrument provides that the Board will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Funds entitled to vote. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.

One-third of shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a shareholders’ meeting. Any lesser number is sufficient for adjournments. Any adjourned session or sessions may be held without the necessity of further notice. Except when a larger vote is required by law or by any provision of the Trust Instrument, a majority of the shares voted in person or by proxy shall decide any questions and a plurality will elect a Trustee.

Shareholder Liability. Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

The foregoing is a very general summary of certain provisions of the Trust Instrument governing the Trust. It is qualified in its entirety by reference to the Trust Instrument.

D. INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

General. The shareholders of each Acquired Fund are being asked to approve a reorganization between their Acquired Fund and its corresponding Acquiring Fund pursuant to the Agreement and Plan of Reorganization entered into by the Trust, on behalf of the Acquired Funds and the Acquiring Funds (the “Agreement”), the form of which is attached to this Proxy Statement/Prospectus as Appendix G, and is summarized below.

Each Acquired Fund’s shareholders will vote separately on the reorganization of their Fund into the corresponding Acquiring Fund. The reorganization of one Acquired Fund into an Acquiring Fund is not contingent upon the approval of the other Acquired Funds’ shareholders. Each reorganization is separate and distinct from the other.

In the event that a reorganization does not receive the required shareholder approval, each applicable Acquired Fund and Acquiring Fund will continue to be managed as a separate Fund in accordance with its current investment objective and policies, and the Board may consider such alternatives as may be in the best interests of each Fund.

Background and Board’s Considerations Relating to the Proposed Reorganizations. Aston proposed to the Board a reorganization that would have the effect of merging each Acquired Fund with an Acquiring Fund that Aston believes has substantially similar investment objectives. The Board, including the Independent Trustees, approved the terms of each reorganization, and recommended that the reorganizations be approved by the shareholders of each Acquired Fund. In determining to recommend that the shareholders of each Acquired Fund approve its reorganization, the Board considered the factors described below:

•

Each Acquired Fund’s and its corresponding Acquiring Fund’s investment goals, policies and restrictions are substantially similar, and that the reorganization would permit the shareholders of each Acquired Fund to pursue substantially similar objectives in a larger fund with similar performance;

•

While the Funds were previously managed by different subadvisers and offered investors access to different investment styles, the Funds (except for the fixed income portion of the Aston Balanced Fund) are currently managed by the same subadviser and portfolio management team and hold substantially similar securities (except for the fixed income portion of the Aston Balanced Fund);

•

The estimated total annual operating expense ratios for each Acquiring Fund are expected to be lower than the current total annual operating expense ratios of its corresponding Acquired Fund, taking into account the effect of contractual expense limitations, and a larger combined fund offers the opportunity for economies of scale;

•	Highbury would bear all expenses associated with each reorganization; and

•	For federal income tax purposes, the reorganization would not result in a taxable event for each Acquired Fund or its shareholders.

Based on all of the foregoing, the Board concluded that each Acquired Fund’s participation in its proposed reorganization would be in the best interests of such Acquired Fund and would not dilute the interests of such Acquired Fund’s existing shareholders.

Agreement and Plan of Reorganization. Each proposed reorganization will be governed by the Agreement, the form of which is attached as Appendix G. The Agreement provides that each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund solely in exchange for the issuance of full and fractional Acquiring Fund Shares and the assumption of all the Acquired Fund’s liabilities. The Acquiring Fund Shares will be issued on              or such other date as may be agreed upon by the parties (the “Closing Date”). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

Each Acquired Fund will transfer all of its assets to the Acquiring Fund, and in exchange, such Acquiring Fund will assume all liabilities of the corresponding Acquired Fund and deliver to such Acquired Fund a number of full and fractional Acquiring Fund Shares having a net asset value equal to the value of the assets of the Acquired Fund less the liabilities of the Acquired Fund assumed by the Acquiring Fund. On or as soon after the Closing Date as is conveniently practicable, but in no event later than 12 months after the Closing Date (the “Liquidation Date”), each Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, all of the Acquiring Fund Shares received by such Acquired Fund. This distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. As a result of the proposed transaction, each Acquired Fund shareholder will receive a number of Acquiring Fund Shares equal in value as of the Valuation Date to the value of the Acquired Fund shares surrendered by such shareholder.

The consummation of each reorganization is subject to the terms and conditions and on the representations and warranties set forth in the Agreement. With respect to each reorganization, the Agreement may be terminated by mutual agreement of the Acquiring Fund and the corresponding Acquired Fund. The Agreement may be terminated with respect to one or all of the reorganizations. In addition, either an Acquired Fund or an Acquiring Fund may at its option terminate the Agreement with respect to its corresponding reorganization at or before the Closing Date due to (i) a breach by any other party to such reorganization of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board that the consummation of the transactions contemplated therein with respect to a reorganization is not in the best interests of a Fund.

Each Acquired Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, and restrictions. The Acquired Fund, if requested by its corresponding Acquiring Fund, will dispose of securities on the Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and its corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

All fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any), trading costs and any other expenses incurred in connection with the consummation of each reorganization and related transactions contemplated by the Agreement, will be borne by             .

Certain Federal Income Tax Consequences. As a condition to each Fund’s obligation to consummate the reorganizations, each Fund will receive a tax opinion from Vedder Price P.C. with respect to its reorganization (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

(a) The transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund (followed by the distribution of all of the Acquiring Fund Shares to the Acquired Fund shareholders in complete liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of its corresponding Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to its corresponding Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the reorganization.

(e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the reorganization.

(f) The tax basis of the Acquired Fund’s assets acquired by its corresponding Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately before the reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Capitalization. The following table shows the capitalization of each Fund as of October 31, 2009 and of each Acquiring Fund on a pro forma unaudited combined basis, giving effect to each proposed acquisition of assets at net asset value as of that date:

ASTON GROWTH FUND—ASTON/MONTAG & CALDWELL GROWTH FUND

	Aston Growth Fund	Aston/Montag & Caldwell Growth Fund	Pro Forma Adjustments(2)	Aston/Montag & Caldwell Growth Fund—Pro Forma Combined (assuming consummation of the reorganization)(1)

Net Assets
Class N Shares
Class I Shares
Class R Shares
Total Net Assets
Shares Outstanding
Class N Shares
Class I Shares
Class R Shares
Net Asset Value Per Share
Class N Shares
Class I Shares
Class R Shares

(1)	Assumes the reorganization had been consummated on October 31, 2009, and is for information purposes only. No assurance can be given as to how many shares of the Aston/Montag & Caldwell Growth Fund will be received by the shareholders of the Aston Growth Fund on the date the reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Aston/Montag & Caldwell Growth Fund that actually will be received on or after such date.
(2)	Pro forma adjustments are due to the different net asset value of the Aston/Montag & Caldwell Growth Fund.

ASTON BALANCED FUND—ASTON/MONTAG & CALDWELL BALANCED FUND

	Aston Balanced Fund	Aston/Montag & Caldwell Balanced Fund	Pro Forma Adjustments(2)	Aston/Montag & Caldwell Balanced Fund—Pro Forma Combined (assuming consummation of the reorganization)(1)

Net Assets
Class N Shares
Total Net Assets
Shares Outstanding
Class N Shares
Net Asset Value Per Share
Class N Shares

(1)	Assumes the reorganization had been consummated on October 31, 2009, and is for information purposes only. No assurance can be given as to how many shares of the Aston/Montag & Caldwell Balanced Fund will be received by the shareholders of the Aston Balanced Fund on the date the reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Aston/Montag & Caldwell Balanced that actually will be received on or after such date.
(2)	Pro forma adjustments are due to the different net asset value of Aston/Montag & Caldwell Balanced Fund.

Required Vote.

Approval of each reorganization requires the affirmative vote of a majority of the shares voted in person or by proxy of the applicable Acquired Fund entitled to vote on this proposal.

The Board believes that the proposed reorganizations are in the best interests of each Acquired Fund. Accordingly, the Board unanimously recommends that shareholders vote FOR approval of the proposed reorganizations.

GENERAL INFORMATION

Submission of Shareholder Proposals

Under Delaware law, the Trust is not required to hold annual shareholders’ meetings, but it will hold special meetings as required or deemed desirable, or upon the request of holders of at least 10% of the Trust’s shares entitled to vote. Because the Trust does not hold regular meetings of shareholders, the anticipated date of the next special shareholder meeting cannot be provided. Any shareholder who wishes to submit a proposal for consideration at a subsequent shareholders’ meeting should mail the proposal promptly to the Trust. Any proposal to be considered for submission to shareholders must comply with Rule 14a-8 under the Securities Exchange Act of 1934 and must be received by the Trust within a reasonable time before the solicitation of proxies for that meeting. The timely submission of a proposal does not guarantee its inclusion.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, it is intended that the proxies that do not contain specific instructions to the contrary will be voted in accordance with the judgment of the persons named in the enclosed form of proxy.

Distributor and Administrator

Set forth below are the names and addresses of the Trust’s administrator and distributor.

ADMINISTRATOR	DISTRIBUTOR

Aston Asset Management LLC 120 North LaSalle Street Chicago, IL 60602	PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406

During the fiscal years ended October 31, 2009 and 2008, the Trust paid Aston $            and $            , respectively, for providing administrative services to the Trust, of which $            and $            , respectively, was paid to PNC Global Investment Servicing (U.S.) Inc., as subadministrator.

Expenses of Proxy Solicitation

It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust may also solicit proxies by telephone, telegraph, facsimile or Internet or in person. The cost of preparing, printing and mailing the enclosed proxy card and Proxy Statement/Prospectus and all other costs incurred in connection with the solicitation of proxies for the proposals will be paid by Highbury and not by the Funds. The Trust has engaged                      to assist in the solicitation of proxies at an estimated cost of $            , plus reasonable expenses.

Brokerage Commissions to Affiliates

During the fiscal year ended October 31, 2009, no brokerage commissions were paid to affiliated brokers.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,

Gerald F. Dillenburg
Senior Vice President, Secretary and Treasurer

INDEX OF APPENDICES

APPENDIX A:	BENEFICIAL OWNERS OF 5% OR MORE OF FUND SHARES

APPENDIX B:	FUND SHARES OWNED BY TRUSTEES, NOMINEES AND OFFICERS

APPENDIX C:	DATES RELATING TO CURRENT ADVISORY AGREEMENTS

APPENDIX D:	FORM OF NEW ADVISORY AGREEMENT

APPENDIX E:	ADVISORY FEE RATES AND AGGREGATE ADVISORY FEES PAID DURING LAST FISCAL YEAR

APPENDIX F:	SUMMARY OF SUB-INVESTMENT ADVISORY AGREEMENTS

APPENDIX G:	FORM OF AGREEMENT AND PLAN OF REORGANIZATION

APPENDIX A

Beneficial Owners of 5% or More of Fund Shares

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class

	Class				%

	Class				%

	Class				%

A-1

APPENDIX B

Trustees, Nominees and Officers Beneficially Owning 1% or More of Fund Shares

Fund	Title of Class	Name and Address of Beneficial Owner	Number of Shares Owned	Percent of Class

	Class				%

Fund Shares Owned by Nominees

The following table sets forth, for each nominee, the dollar range of shares beneficially owned in each Fund as of                     , 2009, as well as the aggregate dollar range of shares beneficially owned in all of the Funds as of the same date.

	Interested Trustees/ Nominees		Independent Trustees/Nominees
Name of Fund	Stuart D. Bilton	Jeffrey S. Murphy	Gregory T. Mutz	Robert B. Scherer	William E. Chapman II	Edward J. Kaier	Steven J. Paggioli	Eric Rakowski	Jack W. Aber	Thomas R. Schneeweis

Aston Balanced Fund
Aston/Barings International Fund
Aston/Cardinal Mid Cap Value Fund
Aston Dynamic Allocation Fund
Aston/Fasciano Small Cap Fund
Aston/Fortis Real Estate Fund
Aston Growth Fund
Aston/Lake Partners LASSO Alternatives Fund
Aston/M.D. Sass Enhanced Equity Fund
Aston/Montag & Caldwell Balanced Fund
Aston/Montag & Caldwell Growth Fund
Aston/Montag & Caldwell Mid Cap Growth Fund
Aston/Neptune International Fund
Aston/New Century Absolute Return ETF Fund
Aston/Optimum Large Cap Opportunity Fund
Aston/Optimum Mid Cap Fund
Aston/River Road Dividend All Cap Value Fund
Aston/River Road Small-Mid Cap Fund
Aston/River Road Small Cap Value Fund
Aston/TAMRO Diversified Equity Fund

	Interested Trustees/ Nominees		Independent Trustees/Nominees
Name of Fund	Stuart D. Bilton	Jeffrey S. Murphy	Gregory T. Mutz	Robert B. Scherer	William E. Chapman II	Edward J. Kaier	Steven J. Paggioli	Eric Rakowski	Jack W. Aber	Thomas R. Schneeweis

Aston/TAMRO Small Cap Fund
Aston/TCH Fixed Income Fund
Aston Value Fund
Aston/Veredus Aggressive Growth Fund
Aston/Veredus Select Growth Fund
Aggregate Dollar Range of Fund Shares Owned by Trustees and Nominees as a group

APPENDIX C

Dates Related to Current Advisory Agreements

Fund Name	Date of Current Advisory Agreement	Date Current Advisory Agreement Was Last Approved by Shareholders	Date Current Advisory Agreement Was Last Approved by Board

Aston Balanced Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Barings International Fund	November 1, 2007	November 1, 2007	December 17, 2009

Aston/Cardinal Mid Cap Value Fund	November 1, 2007	November 1, 2007	December 17, 2009

Aston Dynamic Allocation Fund	January 7, 2008	January 7, 2008	December 17, 2009

Aston/Fasciano Small Cap Fund	December 21, 2009	December 21, 2009	December 17, 2009

Aston/Fortis Real Estate Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston Growth Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Lake Partners LASSO Alternatives Fund	March 30, 2009	March 30, 2009	March 19, 2009

Aston/M.D. Sass Enhanced Equity Fund	January 1, 2008	January 1, 2008	December 17, 2009

Aston/Montag & Caldwell Balanced Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Montag & Caldwell Growth Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Montag & Caldwell Mid Cap Growth Fund	November 1, 2007	November 1, 2007	December 17, 2009

Aston/Neptune International Fund	July 20, 2007	July 20, 2007	December 17, 2009

Aston/New Century Absolute Return ETF Fund	February 29, 2008	February 29, 2008	December 17, 2009

Aston/Optimum Large Cap Opportunity Fund	December 26, 2006	December 26, 2006	December 17, 2009

Aston/Optimum Mid Cap Fund	November 30, 2006	September 20, 2006	December 17, 2009

Aston/River Road Dividend All Cap Value Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/River Road Small-Mid Cap Fund	March 28, 2007	March 28, 2007	December 17, 2009

Aston/River Road Small Cap Value Fund	November 30, 2006	September 20, 2006	December 17, 2009

Aston/TAMRO Diversified Equity Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/TAMRO Small Cap Fund	November 30, 2006	September 20, 2006	December 17, 2009

Aston/TCH Fixed Income Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston Value Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Veredus Select Growth Fund	November 30, 2006	August 25, 2006	December 17, 2009

Aston/Veredus Aggressive Growth Fund	November 30, 2006	September 20, 2006	December 17, 2009

C-1

APPENDIX D

Form of Investment Advisory Agreement

AGREEMENT made this      day of             , 20     by and between ASTON FUNDS, a Delaware statutory trust (the “Trust”), on behalf of each series of the Trust set forth on Schedule A hereto as may be amended from time to time (each, a “Fund” and collectively, the “Funds”) and ASTON ASSET MANAGEMENT, LP, a Delaware limited liability company (the “Adviser”).

WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company; and

WHEREAS, the Trust wishes to retain the Adviser to render investment advisory services to each Fund, and the Adviser is willing to furnish such services to each Fund.

NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and the Adviser as follows:

1. Appointment. The Trust hereby appoints the Adviser to act as investment adviser to each Fund for the periods and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

2. Duties of Adviser. As investment adviser, the Adviser shall: (i) manage the investment and reinvestment of the assets of each Fund, (ii) continuously review, supervise and administer the investment program of each Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board of Trustees concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the officers and the Board of Trustees of the Trust and in compliance with the objectives, policies and limitations set forth in each Fund’s then effective prospectus and statement of additional information. The

Adviser shall determine from time to time what securities and other investments will be purchased, retained, sold or exchanged by each Fund and what portion of the assets of the Fund’s portfolio will be held in the various securities and other investments in which the Fund invests, and shall implement those decisions, all subject to the provisions of the Trust’s Declaration of Trust and By-Laws, as amended from time to time, the 1940 Act, and the applicable rules and regulations promulgated thereunder by the Securities and Exchange Commission (the “SEC”) and interpretive guidance issued thereunder by the SEC staff and any other applicable federal and state law, as well as the investment objectives, policies and restrictions of the Fund referred to above, and any other specific policies adopted by the Board and communicated to the Adviser. Subject to applicable provisions of the 1940 Act and direction from the Board, the investment program to be provided hereunder may entail the investment of all or substantially all of the assets of a Fund in one or more investment companies. The Adviser shall also provide advice and recommendations with respect to other aspects of the business and affairs of the Funds, shall exercise voting rights, rights to consent to corporate action and any other rights pertaining to a Fund’s portfolio securities subject to such direction as the Board may provide, and shall perform such other functions of investment management and supervision as may be directed by the Board.

3. Delegation of Duties. Subject to the Board’s approval, the Adviser and/or a Fund may enter into contracts with one or more investment subadvisers, including without limitation, affiliates of the Adviser, in which the Adviser delegates to such investment subadvisers any or all its duties specified hereunder, on such terms as the Adviser will determine to be necessary, desirable or appropriate, provided that in each case the Adviser shall supervise the activities of each such subadviser and further provided that such contracts are entered into in accordance with and meet all applicable requirements of the 1940 Act and rules thereunder. Any such delegation shall not relieve the Adviser of any of its duties hereunder.

4. Manager-of-Managers Structure. The Adviser shall also have the authority, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. The Fund acknowledges that the Adviser would have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to approval of the Board of Trustees, but not shareholder approval, under this structure.

5. Portfolio Transactions. The Adviser shall select and monitor the selection of the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to use its best efforts to ensure that the best available price and most favorable execution of securities transactions for the Funds is obtained. Subject to policies established by the Board of Trustees of the Trust and communicated to the Adviser, it is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or in respect of a Fund, or be in breach of any obligation owing to the Trust or in respect of a Fund under this Agreement, or otherwise, solely by reason of its having caused a Fund to pay a member of a securities exchange, a broker or a dealer a commission for effecting a securities transaction for the Fund in excess of the amount of commission another member of an exchange, broker or dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretive guidance issued by the SEC thereunder) provided by such member, broker or dealer, viewed in terms of that particular transaction or the Adviser’s overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion. The Adviser will promptly communicate to the officers and Trustees of the Trust such information relating to Fund transactions as they may reasonably request.

6. Expenses. The Adviser shall bear all expenses, and shall furnish all necessary services, facilities and personnel, in connection with its responsibilities under this Agreement. Other than as herein specifically indicated, the Adviser shall not be responsible for a Fund’s expenses, including, without limitation: advisory fees; distribution fees; interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organizational costs of the Fund; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, administrators, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the Fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund except as otherwise determined by the

Trustees; Board fees; audit fees; travel expenses of officers, Trustees and employees of the Trust who are not officers, employees or directors of the Adviser or its affiliates, if any; and the Trust’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust and its officers, Trustees and employees; litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto.

The Adviser shall authorize and permit any of its directors, officers and employees, who may be elected as Trustees or officers of the Trust, to serve in the capacities in which they are elected. No officer or employee of the Trust or a Fund shall receive from the Trust or a Fund any salary or other compensation as such Trustee, officer or employee while he is at the same time a director, officer, or employee of the Adviser or any affiliated company of the Adviser, except as the Board may decide.

7. Compensation of the Adviser. For the services to be rendered by the Adviser as provided in this Agreement, each Fund shall pay to the Adviser within five business days after the end of each calendar month a monthly fee of one-twelfth the annual rate set forth opposite the Fund’s name on Schedule B hereto based on the Fund’s average daily net assets for that month. For the purposes of this Agreement, each Fund’s “net assets” shall be determined as provided in the Fund’s then-current Prospectus and Statement of Additional Information.

In the event of termination of this Agreement, the fee provided in this Section 7 shall be paid on a pro-rata basis, based on the number of days during which this Agreement was in effect.

8. Reports. The Trust, on behalf of each Fund, and the Adviser agree to furnish to each other such information regarding their operations with regard to their affairs as each may reasonably request. Information and reports furnished by the Adviser to the Board and the officers of the Trust shall be at the Adviser’s expense. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser hereby agrees that any records that it maintains for a Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund’s request; provided, however, that the Adviser may retain for its records copies of the records so surrendered. The Adviser further agrees to arrange for the preservation of any such records for the periods prescribed by Rule 31a-2 under the 1940 Act.

9. Status of Adviser. The services of the Adviser to the Funds are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Funds are not impaired thereby. In addition, nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Adviser who may also be a Trustee, officer or employee of the Trust or a Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

10. Liability of Adviser. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the Adviser of its obligations and duties hereunder, the Adviser shall not be subject to any liability whatsoever to a Fund, or to any shareholder of a Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund.

11. Duration and Termination. The term of this Agreement shall commence with respect to a Fund on the date set forth opposite the Fund’s name as set forth on Schedule A hereto (the “Effective Date”), provided that first it is approved by the Board of Trustees of the Trust, including a majority of those Trustees who are not parties to this Agreement or interested persons of any party hereto, in the manner provided in Section 15(c) of the 1940 Act, and by the holders of a majority of the outstanding voting securities of the Fund, and shall continue in effect for the initial term set forth in Schedule A. This Agreement shall continue in effect with respect to a Fund after its initial term, provided such continuance is approved at least annually by (i) the Trust’s Board of Trustees or (ii) the vote of a majority of the outstanding voting securities of the Fund; and in either event by a vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of any such party in the manner provided in Section 15(c) of the 1940 Act. Notwithstanding the foregoing, this Agreement may be terminated with respect to a Fund: (a) at any time without penalty by the Fund upon the vote of a majority of the Trustees or by vote of the majority of the Fund’s outstanding voting securities, upon sixty (60) days’ written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days’ written notice to the Fund. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered or mailed postpaid, to the other party at the principal office of such party.

As used in this Section 10, the terms “assignment,” “interested person” and “a vote of a majority of the outstanding voting securities” shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19) and Section 2(a)(42) of the 1940 Act and Rule 18f-2 thereunder, subject to such exemptions as may be granted by the SEC by any rule, regulation, order or interpretive guidance.

12. Declaration of Trust. The Adviser agrees that for services rendered to a Fund, or for any claim by it in connection with services rendered to a Fund, it shall look only to assets of that Fund for satisfaction and that it shall have no claim against the assets of any other portfolios of the Trust.

13. Governing Law. This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of Delaware.

14. Severability. If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

15. Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and with such approvals as required by applicable law.

[The Remainder of Page Intentionally Left Blank]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

ATTEST:	ASTON FUNDS on behalf of the series set forth in Schedule A

By:
Title:

ATTEST:	ASTON ASSET MANAGEMENT, LP

By:
Title:

SCHEDULE A

Fund	Effective Date	Initial Term

Aston Balanced Fund

Aston Value Fund

Aston Growth Fund

Aston/Fortis Real Estate Fund

Aston/Montag & Caldwell Balanced Fund

Aston/Montag & Caldwell Growth Fund

Aston/Optimum Mid Cap Fund

Aston/River Road Dividend All Cap Value Fund

Aston/River Road Small Cap Value Fund

Aston/TAMRO Dividend Equity Fund

Aston/TAMRO Small Cap Fund

Aston/TCH Fixed Income Fund

Aston/Veredus Aggressive Growth Fund

Aston/Veredus Select Growth Fund

Aston/Optimum Large Cap Opportunity Fund

Aston/River Road Small-Mid Cap Fund

Aston/Neptune International Fund

Aston/Montag & Caldwell Mid Cap Growth Fund

Aston/Barings International Fund

Aston/Cardinal Mid Cap Value Fund

Aston/Dynamic Allocation Fund

Aston/M.D. Sass Equity Fund

Aston/New Century Absolute Return ETF Fund

Aston/Lake Partners LASSO Alternatives Fund

Aston/Fasciano Small Cap Fund

SCHEDULE B

Fund	Annual Fee Rate

Aston Balanced Fund	0.70% of the Fund’s average daily net assets

Aston Value Fund	0.80% of the Fund’s average daily net assets

Aston Growth Fund	0.70% of the Fund’s average daily net assets

Aston/Fortis Real Estate Fund	1.00% of the Fund’s average daily net assets

Aston/Montag & Caldwell Balanced Fund	0.75% of the Fund’s average daily net assets

Aston/Montag & Caldwell Growth Fund	0.80% for the first $800 million 0.60% over $800 million

Aston/Optimum Mid Cap Fund	0.80% for the first $100 million 0.75% for the next $300 million 0.70% over $400 million

Aston/River Road Dividend All Cap Value Fund	0.70% of the Fund’s average daily net assets

Aston/River Road Small Cap Value Fund	0.90% of the Fund’s average daily net assets

Aston/TAMRO Dividend Equity Fund	0.80% of the Fund’s average daily net assets

Aston/TAMRO Small Cap Fund	0.90% of the Fund’s average daily net assets

Aston/TCH Fixed Income Fund	0.55% of the Fund’s average daily net assets

Aston/Veredus Aggressive Growth Fund	1.00% of the Fund’s average daily net assets

Aston/Veredus Select Growth Fund	0.80% of the Fund’s average daily net assets

Aston/Optimum Large Cap Opportunity Fund	0.80% of the Fund’s average daily net assets

Aston/River Road Small-Mid Cap Fund	1.00% of the Fund’s average daily net assets

Aston/Neptune International Fund	1.00% of the Fund’s average daily net assets

Aston/Montag & Caldwell Mid Cap Growth Fund	0.85% of the Fund’s average daily net assets

Aston/Barings International Fund	1.00% of the Fund’s average daily net assets

Aston/Cardinal Mid Cap Value Fund	0.90% of the Fund’s average daily net assets

Aston/Dynamic Allocation Fund	0.80% of the Fund’s average daily net assets

Aston/M.D. Sass Equity Fund	0.70% of the Fund’s average daily net assets

Aston/New Century Absolute Return ETF Fund	1.00% of the Fund’s average daily net assets

Aston/Lake Partners LASSO Alternatives Fund	1.00% of the Fund’s average daily net assets

Aston/Fasciano Small Cap Fund	1.00% of the Fund’s average daily net assets

APPENDIX E

Advisory Fee Rates and Aggregate Advisory Fees Paid During Last Fiscal Year

Fund	Annual Gross Advisory Fee Rate	Fees Paid to the Adviser During Last Fiscal Year		Net Assets as of 10/31/09
Aston Balanced Fund	0.70%	$115,902		$16,804,970
Aston/Barings International Fund	1.00%	23,307	(1)	28,276,692
Aston/Cardinal Mid Cap Value Fund	0.90%	0	(2)	916,100
Aston Dynamic Allocation Fund	0.80%	94,470	(3)	39,190,617
Aston/Fasciano Small Cap Fund	N/A	N/A		N/A
Aston/Fortis Real Estate Fund	1.00%	93,901	(5)	25,916,242
Aston Growth Fund	0.70%	1,249,027	(6)	201,697,414
Aston/Lake Partners LASSO Alternatives Fund	1.00%	0	(7)	1,844,834
Aston/M.D. Sass Enhanced Equity Fund	0.70%	0	(8)	22,551,815
Aston/Montag & Caldwell Balanced Fund	0.75%	48,359	(9)	16,086,414
Aston/Montag & Caldwell Growth Fund	0.80% on first $800,000,000 0.60% over $800,000,000	12,553,027		2,486,823,315
Aston/Montag & Caldwell Mid Cap Growth Fund	0.85%	0	(10)	2,959,374
Aston/Neptune International Fund	1.00%	0	(11)	1,486,850
Aston/New Century Absolute Return ETF Fund	1.00%	1,736	(12)	17,706,406
Aston/Optimum Large Cap Opportunity Fund	0.80%	0	(13)	4,333,664
Aston/Optimum Mid Cap Fund	0.80% on first $100,000,000 0.75% next $300,000,000 0.70% over $400,000,000	5,092,843		993,185,657
Aston/River Road Dividend All Cap Value Fund	0.70%	736,901		159,027,298
Aston/River Road Small-Mid Cap Fund	1.00%	1,733,222	(14)	209,134,875
Aston/River Road Small Cap Value Fund	0.90%	3,273,962		498,763,125
Aston/TAMRO Diversified Equity Fund	0.80%	4,734	(15)	10,485,972
Aston/TAMRO Small Cap Fund	0.90%	4,722,659	(16)	757,115,466
Aston/TCH Fixed Income Fund	0.55%	137,429	(17)	67,283,501
Aston Value Fund	0.80%	1,336,466	(18)	225,753,541
Aston/Veredus Aggressive Growth Fund	1.00%	304,509	(19)	45,496,186
Aston/Veredus Select Growth Fund	0.80%	557,943	(20)	87,136,460

(1)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $139,755 during the Fund’s last fiscal year.
(2)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $7,138 and reimbursed expenses of $70,425 during the Fund’s last fiscal year.
(3)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $89,827 during the Fund’s last fiscal year.
(4)	Aston/Fasciano Small Cap Fund commenced operations on December 21, 2009.
(5)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $125,181 during the Fund’s last fiscal year.
(6)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $23,157 during the Fund’s last fiscal year.
(7)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $5,595 and reimbursed expenses of $88,476 during the Fund’s last fiscal year.
(8)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $116,321 and reimbursed expenses of $26,892 during the Fund’s last fiscal year.
(9)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $83,255 during the Fund’s last fiscal year.
(10)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $18,726 and reimbursed expenses of $60,922 during the Fund’s last fiscal year.
(11)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $86,401 and reimbursed expenses of $31,599 during the Fund’s last fiscal year.
(12)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $38,745 and reimbursed expenses of $5,128 during the Fund’s last fiscal year.
(13)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $27,352 and reimbursed expenses of $40,987 during the Fund’s last fiscal year.
(14)	Amount includes next expenses recouped from prior fiscal years pursuant to the contractual expense reimbursement agreement.
(15)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $65,041 during the Fund’s last fiscal year.
(16)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $63,074 during the Fund’s last fiscal year.
(17)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $237,026 during the Fund’s last fiscal year.
(18)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $276,845 during the Fund’s last fiscal year.
(19)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $151,505 during the Fund’s last fiscal year.
(20)	Amount is net of waived fees and/or reimbursed expenses by Aston. Aston waived fees of $51,192 during the Fund’s last fiscal year.

E-1

APPENDIX F

Summary of Sub-Investment Advisory Agreements

Fund Name	Subadviser

Aston Balanced Fund	Montag & Caldwell, Inc. (Equity Portion); Taplin, Canida & Habacht, LLC (Income Portion)

Aston/Barings International Fund	Baring International Investment Limited

Aston/Cardinal Mid Cap Value Fund	Cardinal Capital Management, L.L.C.

Aston Dynamic Allocation Fund	Smart Portfolios, LLC

Aston Growth Fund	Montag & Caldwell, Inc.

Aston/Fasciano Small Cap Fund	Fasciano Associates, LLC

Aston/Fortis Real Estate Fund	Fortis Investment Management USA, Inc.

Aston/Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.

Aston/M.D. Sass Enhanced Equity Fund	M.D. Sass Investors Services, Inc.

Aston/Montag & Caldwell Balanced Fund Aston/Montag & Caldwell Growth Fund Aston/Montag & Caldwell Mid Cap Growth Fund	Montag & Caldwell, Inc.

Aston/Neptune International Fund	Neptune Investment Management Limited

Aston/New Century Absolute Return ETF Fund	New Century Capital Management, LLC

Aston/Optimum Large Cap Opportunity Fund Aston/Optimum Mid Cap Fund	Optimum Investment Advisors, LLC

Aston/River Road Dividend All Cap Value Fund Aston/River Road Small Cap Value Fund Aston/River Road Small-Mid Cap Fund	River Road Asset Management, LLC

Aston/TAMRO Diversified Equity Fund Aston/TAMRO Small Cap Fund	TAMRO Capital Partners, LLC

Aston/TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC

Aston Value Fund	MFS Institutional Advisors Inc.

Aston/Veredus Select Growth Fund Aston/Veredus Aggressive Growth Fund	Todd-Veredus Asset Management LLC

F-1

APPENDIX G

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                     , by and between Aston Funds, a Delaware statutory trust (the “Trust”), on behalf of and among Aston/Montag & Caldwell Balanced Fund and Aston/Montag & Caldwell Growth Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”); Aston Balanced Fund and Aston Growth Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”) (each Acquiring Fund and Acquired Fund referred to herein as a “Fund” and collectively, the “Funds”); and                                          (the “            ”), the investment adviser to the Funds (for purposes of Section 9.1 of the Agreement only). The principal place of business of the Trust is 120 North LaSalle Street, Chicago, Illinois 60602.

For each Reorganization (as defined below), this Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each Acquired Fund to its corresponding Acquiring Fund, as identified in Schedule A attached hereto, in exchange solely for voting common shares of beneficial interest, no par value per share, of its corresponding Acquiring Fund (“Acquiring Fund Shares”) and the assumption by each Acquiring Fund of all the liabilities of its corresponding Acquired Fund; and (ii) the distribution, after the Closing Date(s) hereinafter referred to, of such Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in complete liquidation and termination of each Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and each Acquired Fund owns securities that generally are assets of the character in which its corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Acquiring Fund is authorized to issue its shares of beneficial interests; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization, with respect to each Fund, is in the best interests of such Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING

FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND LIABILITIES AND

LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all of its assets, as set forth in Section 1.2, to its corresponding Acquiring Fund as set forth on Schedule A. In exchange, each Acquiring Fund agrees: (i) to deliver to the corresponding Acquired Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the corresponding Acquired Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (each a “Closing”).

1.2 ASSETS TO BE ACQUIRED. The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, options, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, as such term is defined in Section 3.1.

Each Acquired Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the corresponding Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, and restrictions. The Acquired Fund, if requested by its corresponding Acquiring Fund, will dispose of securities on such Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of an Acquired Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon such Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Board or the adviser, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interest of the Acquired Fund.

1.3 LIABILITIES TO BE ASSUMED. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the corresponding Acquiring Fund, which assumed liabilities shall include all of the corresponding Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is practicable (the “Liquidation Date”): (a) each Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by such Acquired Fund pursuant to Section 1.1; and (b) such Acquired Fund will thereupon proceed to terminate as set forth in Section 1.7 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the corresponding Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of an Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund’s transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Acquired Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to such Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the corresponding Acquired Fund shares on the books of such Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 TERMINATION. Each Acquired Fund shall completely liquidate, terminate and have its affairs wound up in accordance with Delaware state law, promptly following its Closing Date and the making of all distributions pursuant to Section 1.4.

1.8 BOARD REPORTING. Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of each Acquired Fund.

1.9 BOOKS AND RECORDS. All books and records of each Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to each Acquiring Fund from and after the Closing Date and shall be turned over to each Acquiring Fund as soon as practicable following the Closing Date.

1.10 RELATIONSHIP OF TRANSACTIONS. Subject to the conditions set forth in this Agreement, the failure of one of the Acquired Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to the other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms “Acquiring Fund” and “Acquired Fund” as meaning only those series of the Trust which are involved in the Reorganizations as of the Closing Date(s).

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of an Acquired Fund’s net assets shall be the value of all such Acquired Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to its Closing Date (such time and date being hereinafter called the “Valuation Date”), less the amount of all such Acquired Fund’s liabilities. The value of an Acquired Fund’s assets shall be determined by using the valuation procedures set forth in the Trust’s Trust Instrument and its corresponding Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust’s Trust Instrument and the corresponding Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the corresponding Acquired Fund’s assets, shall be determined by dividing such Acquired Fund’s net assets determined in accordance with Section 2.1, by the Acquiring Fund’s net asset value per share determined in accordance with Section 2.2.

2.4 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring

Fund or its corresponding Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or its corresponding Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III

CLOSINGS AND CLOSING DATE

3.1 CLOSING DATE. Each Closing shall occur on                          , 2010 or such other date(s) as the parties may agree (each a “Closing Date”). Unless otherwise provided, all acts taking place at the Closing(s) shall be deemed to take place as of immediately after the close of regular trading on the Valuation Date. Each Closing shall be held as of     :00 a.m. Central time (the “Effective Time”) at the offices of                     ,                     , or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Each Acquired Fund shall cause PFPC Trust Company, as custodian for such Acquired Fund (the “Custodian”), to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to its corresponding Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 TRANSFER AGENT’S CERTIFICATE. Each Acquired Fund shall cause PNC Global Investment Services (U.S.) Inc., as transfer agent for such Acquired Fund, to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause PNC Global Investment Services (U.S.) Inc., its transfer agent, to issue and deliver to its corresponding Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUNDS. The Trust, on behalf of each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquired Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Trust Instrument.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Acquired Fund has no material contracts or other commitments that will be terminated with liability to it before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) The audited financial statements of the Acquired Fund as of October 31, 2009, and for the year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of October 31, 2009, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

(h) Since October 31, 2009, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquired Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i) At the date hereof, all federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (g) above. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax, or penalties has been asserted against the Acquired Fund.

(j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 3.3. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquired Fund, and has no outstanding securities convertible into shares of the Acquired Fund.

(k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”) and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net capital gain (as such terms are defined in the Code) that has accrued or will accrue through the Closing Date.

4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. The Trust, on behalf of each Acquiring Fund, represents and warrants to its corresponding Acquired Fund as follows:

(a) The Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Trust Instrument.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction herein contemplated.

(f) The audited financial statements of the Acquiring Fund as of October 31, 2009, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2009, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(g) Since October 31, 2009, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h) At the date hereof, all federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for their payment and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (f) above. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase shares of the Acquiring Fund, and there are no outstanding securities convertible into shares of the Acquiring Fund.

(j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable.

(l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(m) From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(n) For each taxable year of its operation, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and will be eligible to, and will, do so for the taxable year that includes the Closing Date.

(o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND WITH RESPECT TO THEIR

RESPECTIVE REORGANIZATION

5.1 OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 8.5, each Acquiring Fund and each Acquired Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of shareholders of each Acquired Fund to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. Each Acquired Fund will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, each Acquired Fund shall furnish the corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Trust’s Treasurer, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with each meeting of Acquired Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 TAX STATUS OF REORGANIZATIONS. The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Acquired Funds, the Trust or the Acquiring Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquired Funds, the Trust and the Acquiring Funds will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated herein in section 8.8.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein with respect to a Reorganization shall be subject to the following condition:

6.1 All representations, covenants, and warranties of the corresponding Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to its corresponding Acquired Fund a certificate executed in the Acquiring Fund’s name by the Trust’s President or Senior Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of each Acquiring Fund to consummate the transactions provided for herein with respect to a Reorganization shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the corresponding Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquired Fund shall have delivered to its corresponding Acquiring Fund on the Closing Date a certificate executed in the Acquired Fund’s name by the Trust’s President or Senior Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to its corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT WITH RESPECT TO EACH REORGANIZATION

The obligations of each Acquired Fund and its corresponding Acquiring Fund with respect to a Reorganization hereunder shall also be subject to the following:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of such Acquired Fund in accordance with applicable law and the provisions of the Trust’s Trust Instrument and By-Laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the corresponding Acquired Fund may waive the conditions set forth in this Section 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of such Acquired Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carry forward).

8.6 Each Fund shall have delivered to its corresponding Acquired Fund or Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Senior Vice President, in a form reasonably satisfactory to the corresponding Acquired Fund or Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Fund shall reasonably request.

8.7 The Funds shall have received on the Closing Date an opinion from Vedder Price P.C., counsel to the Trust, dated as of the Closing Date, substantially to the effect that:

(a) Each Fund is a legally designated, separate series of the Trust, and the Trust is a statutory trust, validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that each Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to the Acquiring Fund Shares.

(d) The Registration Statement is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Funds of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust’s Trust Instrument (assuming approval of Acquired Fund shareholders has been obtained) or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Fund is a party or by which a Fund or any of its properties may be bound.

8.8 The Funds shall have received an opinion of Vedder Price P.C. addressed to each Acquiring Fund and its corresponding Acquired Fund substantially to the effect that with respect to each Reorganization for federal income tax purposes:

(a) The transfer of all the Acquired Fund’s assets to its corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of all the liabilities of the Acquired Fund, followed by the pro rata distribution by the Acquired Fund of all the Acquiring Fund Shares received to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of its corresponding Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the corresponding Acquired Fund.

(c) No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to its corresponding Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the corresponding Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund.

(d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Acquired Fund’s assets acquired by its corresponding Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on (A) an Acquired Fund or an Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or any Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting, or (C) an Acquired Fund or an Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds, and each Acquired Fund and each Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the conditions set forth in this Section 8.8.

ARTICLE IX

EXPENSES

9.1             will pay the Trust’s and Funds’ expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement and other Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a registered investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The parties to each Reorganization agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 With respect to each Reorganization, this Agreement may be terminated by the mutual agreement of the parties to such Reorganization and such termination may be effected by the Trust’s President without further action by the Board. This Agreement may be terminated with respect to one or both of the Reorganizations. In addition, either the Acquiring Fund with respect to its corresponding Acquired Fund or the Acquired Fund with respect to its corresponding Acquiring Fund may at its option terminate this Agreement with respect to its corresponding Reorganization at or before the Closing Date due to:

(a) a breach by any other party to such Reorganization of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board that the consummation of the transactions contemplated herein with respect to a Reorganization is not in the best interests of an Acquiring Fund or Acquired Fund.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust, the Trustees, the Acquiring Funds, the Acquired Funds, the Adviser, or the Trust’s or Adviser’s officers.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Acquired Fund shareholders called by each Acquired Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the respective Fund, as provided in the Trust’s Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the respective Fund as provided in the Trust’s Trust Instrument.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ASTON FUNDS on behalf of Aston/Montag & Caldwell Balanced Fund and Aston/Montag & Caldwell Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

ASTON FUNDS on behalf of Aston Balanced Fund and Aston Growth Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Section 9.1 only:
_______________________

By:
Name:
Title:

Schedule A to the Agreement and Plan of Reorganization

SUMMARY OF THE REORGANIZATIONS

(shareholders of each Acquired Fund will receive shares

of the Acquiring Fund as designated below)

Acquired Fund	Acquiring Fund
Aston Balanced Fund	Aston/Montag & Caldwell Balanced Fund

Aston Growth Fund	Aston/Montag & Caldwell Growth Fund

YOUR VOTE IS VERY IMPORTANT!

PLEASE SIGN, DATE AND RETURN THIS

PROXY CARD IN THE

ENCLOSED ENVELOPE TODAY.

Your Proxy Vote is important!

And now you can Vote your Proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting saves postage costs. These savings can help minimize fund expenses.

It saves Time! Telephone and Internet voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192 or go to website: www.proxy-direct.com

3. Enter the 14-digit number located in the shaded box from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.

Please detach at perforation before mailing.

PROXY	ASTON FUNDS	PROXY

ASTON [GROWTH/BALANCED] FUND

PROXY FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON FEBRUARY     , 2010

This Proxy is solicited on behalf of the Board of Trustees of Aston Funds

The undersigned hereby appoints Teresa Hamlin and Emily Harris, and each of them, as proxies, with the power to appoint her substitute, and hereby authorizes them to represent and to vote all shares of Aston [Growth/Balanced] Fund (the “Fund”) held of record by the undersigned on             , 2010, at the Special Meeting of Shareholders to be held on             , 2010 at   :00   .  . Eastern time, and any postponement or adjournments thereof.

By signing and dating the lower portion of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote “FOR” the proposal, and to use their discretion to vote any other matter as may properly come before the meeting. If you do not intend to personally attend the meeting, please complete and mail this card at once in the enclosed envelope. The undersigned hereby revokes any proxy previously given. Receipt of the Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus is hereby acknowledged.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder(s). IF NO DIRECTION IS MADE WITH RESPECT TO A PROPOSAL, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-241-6192

NOTE: Please sign name or names as printed on the proxy to authorize the voting of your shares as indicated. Where shares are registered with joint owners, all joint owners should sign. Persons signing as executors, administrators, trustees, etc. should so indicate.

Signature

Signature (if held jointly)

Date	[Code]

YOUR VOTE IS VERY IMPORTANT!

PLEASE SIGN, DATE AND RETURN THIS

PROXY CARD IN THE

ENCLOSED ENVELOPE TODAY.

Please detach at perforation before mailing.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting.

The Board of Trustees of Aston Funds (the “Trust”) recommends that you vote “FOR” each proposal. Properly executed proxies will be voted as specified. If no specification is made with respect to a proposal, such shares will be voted “FOR” the proposal.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  ☒

PLEASE DO NOT USE FINE POINT PENS.

				FOR	AGAINST	ABSTAIN

1.	To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Aston Asset Management, LP.			☐	☐	☐

				FOR	AGAINST	ABSTAIN

2.	To approve an amendment to the By-Laws of the Trust, as amended.			☐	☐	☐

3.	To elect ten trustees to the Board of Trustees of the Trust.			FOR ALL NOMINEES	WITHHOLD FROM ALL NOMINEES	FOR ALL EXCEPT as indicated at left

	(01) Stuart D. Bilton	(05) Jack W. Aber	(09) Eric Rakowski
	(02) Jeffrey S. Murphy	(06) William E. Chapman II	(10) Thomas R. Schneeweis
	(03) Gregory T. Mutz	(07) Edward J. Kaier
	(04) Robert B. Scherer	(08) Steven J. Paggioli		☐	☐	☐

(Instruction: To withhold authority to vote for any individual nominee(s), write the number(s) of the nominee(s) on the line below.)

				FOR	AGAINST	ABSTAIN

4.	To approve a proposed reorganization of the Fund into Aston/Montag & Caldwell [Growth/Balanced] Fund.			☐	☐	☐

PLEASE SIGN AND DATE THE REVERSE SIDE [Code]

Insert the following prospectuses and prospectus supplements: (1) Aston Funds, Class N Shares Prospectus dated March 1, 2009; (2) Insert Aston Funds, Class I Shares Prospectus dated March 1, 2009 * Institutional Funds; (3) Aston Funds, Class R Shares Prospectus dated March 1, 2009; and Supplement dated July 7, 2009 to the Class N Shares Prospectus dated March 1, 2009.

ASTON FUNDS

Class N Shares

Aston/Montag & Caldwell Growth Fund

Aston Growth Fund

Aston/Montag & Caldwell Balanced Fund

Aston Balanced Fund

Class R Shares

Aston/Montag & Caldwell Growth Fund

Aston Growth Fund

Class I Shares

Aston/Montag & Caldwell Growth Fund

Aston Growth Fund

(Each a “Fund” and collectively, the “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

December    , 2009

This statement of additional information dated December     , 2009 (“SAI”) provides information pertaining to shares representing interests in the following investment portfolios of Aston Funds, formerly known as ABN AMRO Funds (the “Trust”): Aston/Montag & Caldwell Growth Fund, Aston Growth Fund, Aston/Montag & Caldwell Balanced Fund, and Aston Balanced Fund.

This SAI is not a prospectus and should be read only in conjunction with each Fund’s current Proxy Statement/Prospectus dated December     , 2009, for the Special Meeting of Shareholders of the Funds, to be held on                     , 2010, into which this SAI is hereby incorporated by reference. No investments in any of the Funds should be made without first reading the Proxy Statement/Prospectus.

The audited financial statements for the fiscal year ended October 31, 2009 for the Funds and the Report of the Independent Registered Public Accounting Firm thereon are incorporated herein by reference to the Funds’ Annual Reports dated October 31, 2009 as filed with the Securities and Exchange Commission (“SEC”) insofar as it is related to a Fund’s participation in a reorganization (File No. 811-08004). No other parts of the Annual Reports are incorporated by reference herein. This SAI is incorporated by reference to the Proxy Statement/Prospectus.

You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P. O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Proxy Statement/Prospectus or SAI.

Further information about the Funds is contained in the Funds’ Statement of Additional Information dated March 1, 2009 as supplemented from time to time, which is attached to this SAI as Appendix A.

The unaudited pro forma financial statements for the reorganization of Aston Growth Fund into Aston/Montag & Caldwell Growth Fund and Aston Balanced Fund into Aston/Montag & Caldwell Balanced Fund, each of which are attached hereto, are intended to present the financial condition and related results of operations of the Aston/Montag & Caldwell Growth Fund and Aston/Montag & Caldwell Balanced Fund, as if such reorganizations had been consummated on October 31, 2009.

The date of this SAI is December     , 2009.

Insert the following pro forma financial statements for each of the following reorganizations as of October 31, 2009: (1) Aston Growth Fund into Aston/Montag & Caldwell Growth Fund; and (2) Aston Balanced Fund into Aston/Montag & Caldwell Balanced Fund.

Insert Aston Funds

Statement of Additional Information

dated as of March 1, 2009.

Insert Aston Funds

ANNUAL REPORT 2009,

OCTOBER 31, 2009,

CLASS N, I, & R SHARES.

PART C: OTHER INFORMATION

ITEM 15.	INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 16.	EXHIBITS.

(1) (a) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(d) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(2) (a) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

(b) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Appendix G to Part A of this Registration Statement.

(5) Not applicable.

(6) (a) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b) Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC to be filed by amendment.

(c) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis

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Investment Management USA, Inc.) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(d) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(e) Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(f) Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners, LLC) is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(g) Amendment to Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) to be filed by amendment.

(h) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(i) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(j) Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(k) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(l) Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.

(m) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 to the Registration Statement as filed November 30, 2006.

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(n) Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(o) Sub-Investment Advisory Agreement dated December 3, 2008 between Aston Asset Management LLC and Taplin, Canida, and Habacht, LLC is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(p) Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(q) Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(r) Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(s) Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is incorporated by reference to Exhibit (d) (24) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.

(t) Sub-Investment Advisory Agreement dated January 7, 2008 between Aston Asset Management LLC and Smart Portfolios, LLC is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(u) Sub-Investment Advisory Agreement dated June 1, 2009 between Aston Asset Management LLC and M.D. Sass Investors Services, Inc. to be filed by amendment.

(v) Sub-Investment Advisory Agreement between Aston Asset Management and Lake Partners, Inc. to be filed by amendment.

(w) Sub-Investment Advisory Agreement dated                     , 2009 between Aston Asset Management LLC and Fasciano Associates, LLC to be filed by amendment.

(7) (a) Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(b) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

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(c) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(d) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(e) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(f) Revised Schedule A to the Distribution Agreement to be filed by amendment.

(g) ABN AMRO Assignment Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

(h) Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(11) to Post-Effective Amendment No. 79 to the Registration Statement filed on March 27, 2007.

(i) Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(8) Not applicable.

(9) (a) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

(b) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(c) Revised Exhibit A to the Custodian Services Agreement to be filed by amendment.

(d) Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(e) Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(10) (a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

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(b) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(c) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(d) Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 to be filed by amendment.

(e) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(f) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(g) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(h) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(i) Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(j) Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(k) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(l) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(m) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(n) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

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(o) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

(p) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(q) Amended Schedule A to the 18f-3 Plan to be filed by amendment.

(11) Opinion of Vedder Price P.C. to be filed by amendment.

(12) Form of Tax Opinion of Vedder Price P.C. to be filed by amendment.

(13) (a) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(d) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(e) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(f) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(g) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(h) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

(i) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

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(j) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(k) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(l) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(m) Revised Exhibit A to the Transfer Agency Services Agreement to be filed by amendment.

(n) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(o) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(p) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(q) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(r) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(s) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(t) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(u) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(v) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

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(w) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(x) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(y) Revised Schedule C to the Administration Agreement to be filed by amendment.

(z) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(aa) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(bb) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(cc) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(dd) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(ee) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(ff) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(gg) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(hh) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

(ii) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

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(jj) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

(kk) Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 97 to the Registration Statement filed on February 28, 2008.

(ll) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement to be filed by amendment.

(14) Consent of Certified Public Accountants to be filed by amendment.

(15) Not applicable.

(16) (a) Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.

(b) Power of Attorney dated December 6, 2009 is filed herewith as Exhibit (16)(b).

ITEM 17.	UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the city of Chicago, the State of Illinois on the 18th day of December, 2009.

ASTON FUNDS (formerly known as ABN AMRO Funds)

By:	/s/ KENNETH ANDERSON
Kenneth C. Anderson, President & Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

STUART D. BILTON* Stuart D. Bilton	Chairman, Board of Trustees	December 18, 2009

GREGORY T. MUTZ* Gregory T. Mutz	Trustee	December 18, 2009

LEONARD F. AMARI* Leonard F. Amari	Trustee	December 18, 2009

ROBERT B. SCHERER* Robert B. Scherer	Trustee	December 18, 2009

DENIS SPRINGER* Denis Springer	Trustee	December 18, 2009

/s/ KENNETH ANDERSON Kenneth C. Anderson	President (Chief Executive Officer)	December 18, 2009

/s/ GERALD DILLENBURG Gerald F. Dillenburg	Secretary, Treasurer and Senior Vice President (Chief Financial Officer, Chief Operating Officer and Chief Compliance Officer)	December 18, 2009

/s/ GERALD DILLENBURG Gerald F. Dillenburg	Attorney-in-Fact	December 18, 2009

*	Signed by Gerald F. Dillenburg pursuant to a Power of Attorney filed herein.

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EXHIBIT INDEX

(16)(b)	Power of Attorney dated December 6, 2009

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